UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-4571

Name of Registrant:	Vanguard Pennsylvania Tax-Free Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	November 30

Date of reporting period:	December 1, 2006 - May 31, 2007

Item 1:	Reports to Shareholders

Vanguard® Pennsylvania
Tax-Exempt Funds

> Semiannual Report

May 31, 2007

Vanguard Pennsylvania Tax-Exempt Money Market Fund

Vanguard Pennsylvania Long-Term Tax-Exempt Fund

>	Vanguard Pennsylvania Long-Term Tax-Exempt Fund posted a return of 0.1% for both the Investor and Admiral Shares for the six months ended May 31, 2007.
Vanguard Pennsylvania Tax-Exempt Money Market Fund returned 1.8%.

>	Yields rose across the maturity spectrum as expectations of increased inflation took a firmer grip on the market.

>	Yield increases were greatest at the longer end of the maturity spectrum.

Contents

Your Fund’s Total Returns	1
Chairman’s Letter	2
Advisor’s Report	6
Pennsylvania Tax-Exempt Money Market Fund	9
Pennsylvania Long-Term Tax-Exempt Fund	26
About Your Fund’s Expenses	47
Trustees Approve Advisory Arrangement	49
Glossary	50

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the cover of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Total Returns

Six Months Ended May 31, 2007
	Ticker	Total
	Symbol	Returns
Vanguard Pennsylvania Tax-Exempt Money Market Fund	VPTXX	1.8%
SEC 7-Day Annualized Yield: 3.73%
Taxable-Equivalent Yield: 5.92%[1]
Average Pennsylvania Tax-Exempt Money Market Fund[2]		1.6

Vanguard Pennsylvania Long-Term Tax-Exempt Fund
Investor Shares	VPAIX	0.1%
SEC 30-Day Annualized Yield: 4.04%
Taxable-Equivalent Yield: 6.44%[1]
Admiral™ Shares[3]	VPALX	0.1
SEC 30-Day Annualized Yield: 4.11%
Taxable-Equivalent Yield: 6.52%[1]
Lehman 10 Year Municipal Bond Index		0.1
Average Pennsylvania Municipal Debt Fund[2]		0.1
Lehman Municipal Bond Index		0.3

Your Fund’s Performance at a Glance
November 30, 2006–May 31, 2007
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Pennsylvania Tax-Exempt Fund
Money Market	$1.00	$1.00	$0.018	$0.000
Long-Term
Investor Shares	$11.47	$11.19	$0.254	$0.038
Admiral Shares	11.47	11.19	0.258	0.038

1

This calculation, which assumes a typical itemized tax return, is based on the maximum federal tax rate of 35% and the maximum commonwealth of Pennsylvania income tax rate. Local taxes were not considered. Please see the prospectus for a detailed explanation of the calculation.

2	Derived from data provided by Lipper Inc.
3	A lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund.

Chairman’s Letter

Dear Shareholder,

The final two months of the fiscal half-year ended May 31, 2007, saw bond yields move higher, and prices lower, as inflation concerns stirred. Vanguard Pennsylvania Long-Term Tax-Exempt Fund returned 0.1% for both share classes, matching the fund’s benchmark index and the average return of competing Pennsylvania municipal bond funds. The income portion of the fund’s return was sufficient to offset a decline in share price. The fund’s 4.04% yield of Investor Shares at the end of May represented a slight increase versus six months ago. For investors in the highest income tax bracket, the taxable-equivalent yield rose to 6.44%.

Vanguard Pennsylvania Tax-Exempt Money Market Fund posted a 1.8% result, ahead of the average return of its peers. The fund’s yield increased to 3.73%; the taxable equivalent was 5.92% for investors in the highest income tax bracket. The fund maintained a net asset value of $1 per share, as is expected but not guaranteed.

Please note: Although the funds’ income distributions are expected to be exempt from federal and Pennsylvania state taxes, a portion of these distributions may be subject to the federal alternative minimum tax. The tax is triggered by holdings of private-activity bonds.

Mixed economic news led to weak bond returns

Over the six months, the yields of longer-term bonds rose faster than those of short-term bonds. This caused the “inverted” yield curve—which had persisted for many months as long-term U.S. Treasury yields remained lower than shorter-term yields—to begin a return to its historical upward-sloping maturity/yield relationship. The Federal Reserve Board’s intimations of concern about the inflation outlook helped to push long-term rates higher. However, the Fed held its target federal funds rate at 5.25% throughout the period.

Money market instruments remained a bright spot in the fixed income universe, with the Citigroup 3-Month Treasury Bill Index—a proxy for taxable money market yields—returning 2.5% for the half-year. The yield of the 3-month Treasury bill fell to 4.7% from its initial 5.0%. The broad taxable bond market returned 0.7% for the period, while municipal bonds posted a return of 0.3%.

Stocks were shaken early on but roared back in second half

Despite a short-lived tumble in late February and a cool down of the domestic economy, the broad U.S. stock market moved solidly upward over the six months.

Market Barometer
		Total Returns
		Periods Ended May 31, 2007
	Six Months	One Year	Five Years[1]
Bonds
Lehman U.S. Aggregate Bond Index (Broad taxable market)	0.7%	6.7%	4.7%
Lehman Municipal Bond Index	0.3	4.8	4.9
Citigroup 3-Month Treasury Bill Index	2.5	5.1	2.6

Stocks
Russell 1000 Index (Large-caps)	10.7%	22.9%	10.1%
Russell 2000 Index (Small-caps)	8.4	18.9	13.1
Dow Jones Wilshire 5000 Index (Entire market)	10.5	22.5	10.7
MSCI All Country World Index ex USA (International)	15.1	28.9	18.7

CPI
Consumer Price Index	3.2%	2.7%	3.0%

1	Annualized.

In the first half of the period, the broad market had a modest positive return, but the second half saw a solid advance.

U.S. stocks were buoyed by an unprecedented flurry of merger-and-acquisition activity, particularly within the private-equity sector. Mid-capitalization stocks were the market leaders, outpacing the gains of large- and small-cap issues. As had been the case for well over a year, international stocks outperformed U.S. equities. Emerging markets again produced better gains than the developed markets of Europe and the Pacific.

The funds’ performance reflected market dynamics

Investor demand for municipal bonds continued at a very high level during the fiscal half-year, and states and cities responded with a heavy slate of new issuance. During the first half of the funds’ fiscal year, states and municipalities issued $203.8 billion in bonds, a record pace, as issuers took advantage of low interest rates and strong demand to retire debt issued when interest rates were higher.

New buyers have joined individuals and mutual funds in muni bond markets. These include property and casualty

Annualized Expense Ratios[1]
Your fund compared with its peer group
	Investor	Admiral	Peer
Pennsylvania Tax-Exempt Fund	Shares	Shares	Group
Money Market	0.10%	—	0.65%
Long-Term	0.15	0.08%	1.19

1

Fund expense ratios reflect the six months ended May 31, 2007. Peer groups are: for the Pennsylvania Tax-Exempt Money Market Fund, the Average Pennsylvania Tax-Exempt Money Market Fund; and for the Pennsylvania Long-Term Tax-Exempt Fund, the Average Pennsylvania Municipal Debt Fund. Peer-group expense ratios are derived from data provided by Lipper Inc. and capture information through year-end 2006.

insurers, foreign banks, and hedge funds, all of which are pursuing higher yields at the long end of the maturity spectrum.

These supply-and-demand dynamics, as well as nascent concerns about the inflation outlook and a seasonal tax effect toward the end of the period, helped produce modestly higher yields (and lower prices) across the maturity spectrum during the six months. (In April and May, many investors sell some holdings in municipal bond funds to pay their state and federal income tax bills.)

The Pennsylvania Long-Term Tax-Exempt Fund’s 0.1% return reflected these factors. The prices of the fund’s bonds declined during the period—as is normal when interest rates increase—but the fund’s income was high enough to push the fund’s total return into the positive column.

Rising interest rates also boosted the Pennsylvania Tax-Exempt Money Market Fund, whose short average maturity enabled it to quickly translate rising rates into higher income. The fund’s 1.8% peer-beating return was a reflection of disciplined portfolio management and the fund’s low expense ratio. You can see from the table on page 4 that both Pennsylvania tax-exempt funds enjoyed a wide cost advantage over peer funds—an advantage that accrues to shareholders over time.

Your muni fund’s dual role: Providing income and stability

Bonds have a role to play in every investor’s portfolio, and municipal bonds can be an especially attractive option for investors in higher tax brackets. By committing a portion of your assets to the bond market, you gain ballast that helps you ride out storms in the stock market. By committing a portion of your bond portfolio to municipal bonds, you also help protect your returns from the tax collector’s reach. By entrusting your assets to Vanguard, you have selected a partner focused on managing risk, reducing costs, and providing clearly defined portfolios that can be used to build a diversified portfolio suited to your needs.

Thank you for investing with Vanguard.

Sincerely,

John J. Brennan

Chairman and Chief Executive Officer

June 15, 2007

Advisor’s Report

As bond yields moved higher (and prices lower) over the past six months, the Investor and Admiral Shares of Vanguard Pennsylvania Long-Term Tax-Exempt Fund returned 0.1%, in line with the returns of both the benchmark index and the peer group’s average. Vanguard Pennsylvania Tax-Exempt Money Market Fund returned 1.8%, outpacing its peer-group average.

The investment environment

The U.S. economy continued to expand during the past six months, but at a slower pace than that observed 12 months ago. Consumer spending has increased solidly, as rising incomes and improved job prospects have helped to partially mitigate high energy prices, a slumping housing market, and higher short-term interest rates. Consensus expectations point to a continued modest deceleration to below 3% in the annualized growth rate of real gross domestic product.

The inflation picture has been mixed, with the core Consumer Price Index (CPI) bumping up against the Federal Reserve Board’s perceived threshold for price stability over the past 12 months. Nevertheless, Fed officials have stressed that long-run inflation expectations, as reflected in the difference between nominal and inflation-adjusted interest rates, remain fairly “contained.” Consequently, consensus expectations suggest that core CPI inflation will gradually decelerate toward 2%, from the 2.7% rate of the past 12 months.

Consistent with its inflation assessment, the Federal Reserve has left the target for the federal funds rate unchanged at 5.25% since June 2006.

Interest rates moved higher

During the past six months, bond yields rose across all maturities, though the increase among short-term bonds was relatively modest. These interest rate dynamics flattened what had previously been an inverted U.S. Treasury yield curve, an unusual situation in which short-term bonds yield more than long-term securities. At the end of the period, the yield of the 10-year U.S. Treasury note was in line with that of the 2-year note, a relationship that is consistent with expectations for a neutral interest rate policy for the Federal Reserve.

On balance, shorter-term Treasury bonds outperformed municipal securities during the six months, though the longest-term municipal bonds outperformed their Treasury counterparts.

During the past six months, states and municipalities brought $203.8 billion in new debt to market—a record pace and a 23% increase from the same period a year ago. Borrowers took advantage of dips in interest rates during December and March to issue $47.8 billion in securities that will be used to retire existing, higher-cost debt. The national pattern was evident in the Pennsylvania market. State and municipal issues totaled $12.2 billion through the first six months of the funds’ 2007 fiscal year, a 60.5% increase over a year ago.

Management of the funds

The performance of Vanguard Pennsylvania Tax-Exempt Money Market and Long-Term Tax-Exempt Funds reflected the increase in rates during the past six months. The Tax-Exempt Money Market Fund returned 1.8% as its yield rose from 3.48% at the beginning of the period to 3.73% at the end. We kept the fund’s average maturity at the short end of its typical range, which allows the fund to accelerate the reinvestment of maturing securities at higher rates.

The Long-Term Fund returned 0.1%; the fund’s six-month interest income more than offset a modestly negative capital return as rising rates depressed the fund’s share price. The fund’s yield rose to 4.04% (4.11% for Admiral Shares), from 3.84% (3.91%) at the beginning of the period. We kept the fund’s duration—a measure of sensitivity to interest rate changes—near the midpoint of its typical range, a position consistent with our expectation for relatively stable longer-term rates.

As always, security selection reflected the funds’ high-quality focus. Our funds’ expense advantage gives us an opportunity to provide an attractive and superior tax-exempt dividend without stretching

Yields of Municipal Securities
(AAA-Rated General-Obligation Issues)
	November 30,	May 31,	Change
Maturity	2006	2007	(basis points)[1]
2 years	3.45%	3.68%	+23
5 years	3.43	3.76	+33
10 years	3.56	3.91	+35
30 years	3.91	4.25	+34

Yields of U.S. Treasury Securities
	November 30,	May 31,	Change
Maturity	2006	2007	(basis points)[1]
2 years	4.61%	4.91%	+30
5 years	4.45	4.85	+40
10 years	4.46	4.89	+43
30 years	4.56	5.01	+45

1	One basis point equals 1/100 of a percentage point.

Source: Vanguard.

for yield among lower-quality securities or assuming undue portfolio market risk. The near-term “cost” of this quality bias seems especially small today. Tax-exempt quality spreads have collapsed since late 2003, as the economy has firmed and memories of credit disasters (California’s fiscal crisis, Enron, the post-stock-market-bubble telecom blowups) have faded.

Over time, we expect our funds’ combination of low costs, prudent management, and bias toward high-quality issues to produce more-than-competitive returns, without subjecting shareholder capital to the significant risks lurking in the lower-rated tiers of the municipal bond market.

Please note: The U.S. Supreme Court recently agreed to hear a case that challenges the states’ conventional practice of providing different tax treatment for in-state and out-of-state municipal bonds. We don’t expect a ruling until winter 2007 or spring 2008, but we are continuing to monitor the issue and its potential impact on municipal bond portfolios. The case is not expected to affect the federal tax exemption available for interest earned on municipal bonds.

Kathryn T. Allen, Principal

John M. Carbone, Principal

Vanguard Fixed Income Group

June 14, 2007

Pennsylvania Tax-Exempt Money Market Fund

Fund Profile

As of May 31, 2007

Financial Attributes

Yield	3.7%
Average Weighted Maturity	15 days
Average Quality[1]	MIG-1
Expense Ratio	0.10%[2]

Distribution by Credit Quality[3](% of portfolio)

MIG-1/A-1+/SP-1+/F-1+	86%
P-1/A-1/SP-1/F-1	13
AAA/AA	1

1	Moody’s Investors Service.
2	Annualized.
3	Ratings: Moody’s Investors Service, Standard & Poor’s, Fitch.

See page 50 for a glossary of investment terms.

Pennsylvania Tax-Exempt Money Market Fund

Performance Summary

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) The returns shown do not reflect taxes that a shareholder would pay on fund distributions. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. The annualized yield shown reflects the current earnings of the fund more closely than do the average annual returns.

Fiscal-Year Total Returns (%): November 30, 1996–May 31, 2007
		Average
		Fund[1]
Fiscal	Total	Total
Year	Return	Return
1997	3.5%	3.2%
1998	3.3	3.0
1999	3.1	2.7
2000	3.9	3.6
2001	2.9	2.5
2002	1.3	1.0
2003	0.9	0.6
2004	1.0	0.6
2005	2.2	1.7
2006	3.3	2.8
2007[2]	1.8	1.6
SEC 7-Day Annualized Yield (5/31/2007): 3.73%

Average Annual Total Returns: Periods Ended March 31, 2007

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

	Inception Date	One Year	Five Years	Ten Years
Pennsylvania Tax-Exempt
Money Market Fund	6/13/1998	3.51%	1.90%	2.55%

1	Returns for the Average Pennsylvania Tax-Exempt Money Market Fund are derived from data provided by Lipper Inc.
2	Six months ended May 31, 2007.

Note: See Financial Highlights table on page 24 for dividend information.

Pennsylvania Tax-Exempt Money Market Fund

Financial Statements (unaudited)

Statement of Net Assets

As of May 31, 2007

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
Municipal Bonds (101.0%)
1	Abington PA School District TOB VRDO	3.810%	6/7/07	(3)	7,500	7,500
1	Allegheny County PA Airport Rev. TOB VRDO	3.840%	6/7/07	(1)(3)	10,120	10,120
1	Allegheny County PA GO TOB VRDO	3.810%	6/7/07	(4)	25,985	25,985
	Allegheny County PA GO VRDO	3.800%	6/7/07	LOC	14,455	14,455
	Allegheny County PA GO VRDO	3.800%	6/7/07	LOC	37,310	37,310
	Allegheny County PA Higher Educ. Auth. Rev.
	(Washington & Jefferson College) VRDO	3.840%	6/7/07	LOC	9,515	9,515
	Allegheny County PA Hosp. Dev. Auth. Rev.
	(Presbyterian Univ. Health System) VRDO	3.830%	6/7/07	LOC	7,325	7,325
	Allegheny County PA Hosp. Dev. Auth. Rev.
	(Presbyterian Univ. Health System) VRDO	3.830%	6/7/07	(1)	11,345	11,345
	Allegheny County PA Hosp. Dev. Auth. Rev.
	(Presbyterian Univ. Health System) VRDO	3.830%	6/7/07	(1)	12,300	12,300
1	Allegheny County PA Hosp. Dev. Auth. Rev.
	(Presbyterian Univ. Health System, Inc. Project)
	TOB VRDO	3.810%	6/7/07	(1)	32,560	32,560
1	Allegheny County PA Hosp. Dev. Auth. Rev.
	(Univ. of Pittsburgh Medical Center) TOB VRDO	3.810%	6/7/07	(1)	4,995	4,995
1	Allegheny County PA Hosp. Dev. Auth. Rev.
	(Univ. of Pittsburgh Medical Center) TOB VRDO	3.810%	6/7/07		25,005	25,005
1	Allegheny County PA Hosp. Dev. Auth. Rev.
	(Univ. of Pittsburgh Medical Center) TOB VRDO	3.820%	6/7/07		28,900	28,900
1	Allegheny County PA Hosp. Dev. Auth. TOB VRDO	3.870%	6/7/07		5,000	5,000
	Allegheny County PA IDA Rev.
	(Carnegie Museum of Pittsburgh) VRDO	3.800%	6/7/07	LOC	5,070	5,070
	Allegheny County PA IDA Rev.
	(Residential Rental) VRDO	3.880%	6/7/07	LOC	3,065	3,065
	Allegheny County PA IDA Rev.
	(Western PA School for Blind Children) PUT	3.800%	7/1/07		15,000	15,000
	Allegheny County PA Port Auth. Rev.	4.500%	6/29/07	LOC	10,200	10,205
1	Allegheny County PA Sanitation Auth. Sewer Rev.
	TOB VRDO	3.810%	6/7/07	(1)	6,665	6,665
	Beaver County PA IDA PCR (First Energy) VRDO	3.870%	6/1/07	LOC	9,700	9,700
	Beaver County PA IDA PCR (First Energy) VRDO	3.880%	6/1/07	LOC	6,000	6,000
	Beaver County PA IDA PCR (First Energy) VRDO	3.790%	6/7/07	LOC	20,000	20,000
	Beaver County PA IDA PCR (First Energy) VRDO	3.810%	6/7/07	LOC	52,250	52,250
	Berks County PA IDA (Kutztown Univ.) VRDO	3.810%	6/7/07	LOC	9,250	9,250
1	Bethlehem PA Area School Dist. GO TOB VRDO	3.800%	6/7/07	(3)	19,800	19,800
	Bucks County PA IDA
	(Pennswood Village Project) VRDO	3.790%	6/7/07	LOC	9,000	9,000

Pennsylvania Tax-Exempt Money Market Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Bucks County PA IDA
	(Pennswood Village Project) VRDO	3.790%	6/7/07 LOC	5,500	5,500
1	Central Bucks PA School Dist. TOB VRDO	3.810%	6/7/07 (3)	5,550	5,550
1	Central Bucks PA School Dist. TOB VRDO	3.810%	6/7/07 (3)	16,390	16,390
	Central Bucks PA School Dist. VRDO	3.810%	6/7/07 (3)	10,510	10,510
	Chester County PA Health & Educ. Fac. Auth. Rev.
	(Jefferson Health System) VRDO	3.770%	6/7/07	26,070	26,070
	Chester County PA Health & Educ. Fac. Auth. Rev.
	(Jenner’s Pond Project) VRDO	3.770%	6/7/07 LOC	10,475	10,475
	Chester County PA IDA
	(Archdiocese of Philadelphia) VRDO	3.850%	6/1/07 LOC	9,040	9,040
	Chester County PA IDA Student Housing Rev. VRDO	3.800%	6/7/07 LOC	11,900	11,900
1	Chester County PA TOB VRDO	3.820%	6/7/07	12,915	12,915
	Cumberland County PA Muni. Auth. College Rev.
	(Dickinson College) PUT	3.630%	11/1/07 LOC	6,970	6,970
	Cumberland County PA Muni. Auth. College Rev.
	(Messiah Village Program) VRDO	3.770%	6/7/07 LOC	3,800	3,800
	Dallastown Area School Dist. VRDO	3.780%	6/7/07 (4)	7,500	7,500
	Dallastown Area School Dist. York County PA
	GO VRDO	3.780%	6/7/07 (3)	18,330	18,330
	Daniel Boone PA Area School Dist. GO VRDO	3.830%	6/7/07 (2)	9,980	9,980
	Dauphin County PA General Auth. Hosp. Rev.
	(Reading Hosp. & Medical Center) VRDO	3.800%	6/7/07	9,335	9,335
	Delaware County PA Auth. Rev.
	(White Horse Village Project) VRDO	3.890%	6/1/07 LOC	34,445	34,445
	Delaware County PA Auth. Univ. Rev.
	(Villanova Univ.) VRDO	3.720%	6/7/07 LOC	10,435	10,435
	Delaware County PA Auth. Univ. Rev.
	(Villanova Univ.) VRDO	3.720%	6/7/07 LOC	12,525	12,525
	Delaware County PA Hosp. Auth. Rev.
	(Crozer-Chester Medical Center) VRDO	3.770%	6/7/07 LOC	16,760	16,760
	Delaware County PA Hosp. Auth. Rev.
	(Crozer-Chester Medical Center) VRDO	3.930%	6/7/07 LOC	4,100	4,100
	Delaware County PA IDA Airport Fac.
	(United Parcel Service) VRDO	3.690%	6/1/07	2,800	2,800
	Delaware County PA IDA PCR
	(BP Exploration & Oil) VRDO	3.870%	6/1/07	27,450	27,450
	Delaware County PA IDA PCR (PECO) CP	3.750%	6/13/07 LOC	16,500	16,500
	Delaware County PA IDA
	Refunding Resource Recovery Fac.
	(General Electric Capital Corp.) VRDO	3.800%	6/7/07	8,235	8,235
	Delaware County PA IDA
	Refunding Resource Recovery Fac.
	(General Electric Capital Corp.) VRDO	3.800%	6/7/07	8,595	8,595
	Delaware County PA IDA
	Refunding Resource Recovery Fac.
	(General Electric Capital Corp.) VRDO	3.800%	6/7/07	42,600	42,600
	Delaware County PA IDA
	Refunding Resource Recovery Fac.
	(General Electric Capital Corp.) VRDO	3.800%	6/7/07	8,375	8,375
	Delaware County PA IDA
	Refunding Resource Recovery Fac.
	(General Electric Capital Corp.) VRDO	3.800%	6/7/07	7,640	7,640
	Delaware County PA IDA Solid Waste Rev.
	(Scott Paper Co.) VRDO	3.780%	6/7/07	14,900	14,900

Pennsylvania Tax-Exempt Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Delaware County PA IDA Solid Waste Rev.
	(Scott Paper Co.) VRDO	3.780%	6/7/07		17,000	17,000
	Delaware County PA IDA Solid Waste Rev.
	(Scott Paper Co.) VRDO	3.780%	6/7/07		19,895	19,895
	Delaware County PA IDA Solid Waste Rev.
	(Scott Paper Co.) VRDO	3.780%	6/7/07		23,005	23,005
	Delaware County PA IDA Solid Waste Rev.
	(Scott Paper Co.) VRDO	3.780%	6/7/07		8,700	8,700
1	Erie County PA GO TOB VRDO	3.810%	6/7/07	(1)	7,265	7,265
	Erie PA Higher Educ. Building Auth. Rev.
	(Gannon Univ.) VRDO	3.780%	6/7/07	LOC	5,590	5,590
	Exeter Township PA VRDO	3.810%	6/7/07	(10)	5,000	5,000
	Franklin County PA IDA Healthcare Rev.
	(Chambersburg Hosp.) VRDO	3.810%	6/7/07	(2)	6,000	6,000
	Franklin County PA IDA Rev.
	(Menno Haven Inc. Project) VRDO	3.780%	6/7/07	LOC	8,250	8,250
1	Geisinger Health System Auth. of Pennsylvania Rev.
	(Penn State Geisinger Health System) TOB VRDO	3.820%	6/7/07		19,995	19,995
1	Geisinger Health System Auth. of Pennsylvania Rev.
	(Penn State Geisinger Health System) TOB VRDO	3.820%	6/7/07		4,375	4,375
1	Geisinger Health System Auth. of Pennsylvania Rev.
	(Penn State Geisinger Health System) TOB VRDO	3.820%	6/7/07		8,745	8,745
1	Geisinger Health System Auth. of Pennsylvania Rev.
	(Penn State Geisinger Health System) TOB VRDO	3.820%	6/7/07		16,695	16,695
1	Geisinger Health System Auth. of Pennsylvania Rev.
	(Penn State Geisinger Health System) TOB VRDO	3.820%	6/7/07		9,745	9,745
	Geisinger Health System Auth. of Pennsylvania Rev.
	(Penn State Geisinger Health System) VRDO	3.870%	6/1/07		11,500	11,500
	Geisinger Health System Auth. of Pennsylvania Rev.
	(Penn State Geisinger Health System) VRDO	3.870%	6/1/07		30,100	30,100
	Geisinger Health System Auth. of Pennsylvania Rev.
	(Penn State Geisinger Health System) VRDO	3.750%	6/7/07		16,800	16,800
	Governor Mifflin PA School Dist. VRDO	3.810%	6/7/07	(4)	14,600	14,600
	Hamburg PA Area School Dist. GO VRDO	3.770%	6/7/07	(4)	18,435	18,435
	Lackawanna County PA GO VRDO	3.780%	6/7/07	LOC	20,365	20,365
	Lackawanna County PA IDA Rev.
	(Scranton Prep School Proj.) VRDO	3.810%	6/7/07	LOC	24,800	24,800
	Lancaster County PA Convention Center Auth. Rev.
	(Hotel Room) VRDO	3.810%	6/7/07	LOC	40,000	40,000
1	Lancaster County PA GO TOB VRDO	3.810%	6/7/07	(2)	9,140	9,140
	Lancaster County PA Hosp. Auth. Rev.
	(Masonic Homes) VRDO	3.780%	6/7/07	(2)	2,835	2,835
	Lancaster County PA Hosp. Auth. Rev.
	(Masonic Homes) VRDO	3.780%	6/7/07	(2)	6,005	6,005
	Lancaster County PA Hosp. Auth. Rev.
	(Masonic Homes) VRDO	3.810%	6/7/07	LOC	11,240	11,240
1	Lancaster County PA Hospital Auth. Rev.
	Health System TOB VRDO	3.810%	6/7/07		7,500	7,500
1	Lancaster PA GO TOB VRDO	3.820%	6/7/07	(2)	4,940	4,940
1	Lehigh County PA IDA PCR TOB VRDO	3.810%	6/7/07	(3)	5,000	5,000
1	Lehigh County PA IDA PCR TOB VRDO	3.810%	6/7/07	(3)	13,005	13,005
1	Lehigh County PA IDA PCR TOB VRDO	3.820%	6/7/07	(3)	3,290	3,290
	Manheim Township PA School Dist. VRDO	3.770%	6/7/07	(4)	9,000	9,000
	Manheim Township PA School Dist. VRDO	3.770%	6/7/07	(4)	12,000	12,000
	Mercersburg Borough PA General Purpose Auth.
	(Mercersburg College) VRDO	3.760%	6/7/07	LOC	19,900	19,900

Pennsylvania Tax-Exempt Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Mercersburg Borough PA General Purpose Auth.
	(Mercersburg College) VRDO	3.760%	6/7/07	LOC	18,715	18,715
	Mercersburg Borough PA General Purpose Auth.
	(Mercersburg College) VRDO	3.760%	6/7/07	LOC	10,000	10,000
1	Montgomery County PA IDA Auth.
	Retirement Community Rev. TOB VRDO	3.820%	6/7/07		9,000	9,000
	Montgomery County PA IDA PCR
	(Exelon Generation Co.) CP	3.680%	8/10/07	LOC	42,800	42,800
	Montgomery County PA IDA Rev.
	(Foulkeways At Gwynedd Project) VRDO	3.810%	6/7/07	LOC	13,390	13,390
	Montgomery County PA IDA Rev.
	(Gloria Dei Project) VRDO	3.770%	6/7/07	LOC	17,590	17,590
	Montgomery County PA IDA Rev.
	(Meadowood Corp) VRDO	3.770%	6/7/07	LOC	19,670	19,670
1	Mount Lebanon PA School Dist. GO TOB VRDO	3.830%	6/7/07	(1)	5,170	5,170
	North Penn PA Water Auth. Rev. VRDO	3.780%	6/7/07	(3)	27,460	27,460
	North Wales PA Water Auth.
	Rural Water Project PUT	3.625%	10/1/07		6,100	6,100
	Northampton County PA General Purpose Auth.
	Univ. Rev. (Lafayette College) VRDO	3.720%	6/7/07		7,100	7,100
1	Northampton County PA General Purpose Auth.
	Univ. Rev. (Lehigh Univ.) TOB VRDO	3.810%	6/7/07	(1)	21,390	21,390
	Northampton County PA General Purpose Auth.
	Univ. Rev. (Lehigh Univ.) VRDO	3.750%	6/7/07		12,875	12,875
	Northampton County PA General Purpose Auth.
	Univ. Rev. (Lehigh Univ.) VRDO	3.750%	6/7/07		20,635	20,635
	Northampton County PA General Purpose Auth.
	Univ. Rev. (Lehigh Univ.) VRDO	3.800%	6/7/07		30,600	30,600
	Northampton County PA IDA PCR
	(Libra Partners) VRDO	3.930%	6/7/07	LOC	5,480	5,480
1	Owen J. Roberts School Dist. Pennsylvania
	GO TOB VRDO	3.810%	6/7/07	(4)	17,170	17,170
	Parkland PA School Dist. VRDO	3.770%	6/7/07	(4)	10,000	10,000
1	Pennsbury PA School Dist. TOB VRDO	3.810%	6/7/07	(3)	5,075	5,075
	Pennsbury PA School Dist. VRDO	3.780%	6/7/07	(4)	11,445	11,445
1	Pennsylvaina Public School Auth. Rev. TOB VRDO	3.820%	6/7/07	(4)	14,995	14,995
	Pennsylvania Econ. Dev. Financing Auth. Fac. Rev.
	(Jefferson Health) VRDO	3.690%	6/7/07		25,325	25,325
	Pennsylvania Econ. Dev. Financing Auth. Fac. Rev.
	(Jefferson Health) VRDO	3.760%	6/7/07		26,725	26,725
1	Pennsylvania Econ. Dev. Financing Auth. Fac. Rev.
	(Wenger’s Feed Mill) VRDO	3.930%	6/7/07	LOC	7,275	7,275
	Pennsylvania GO	5.500%	7/1/07	(1)	10,000	10,016
	Pennsylvania GO	5.000%	10/1/07	(3)	4,875	4,898
	Pennsylvania GO	5.250%	10/15/07		3,500	3,521
	Pennsylvania GO	5.000%	2/1/08		12,930	13,050
	Pennsylvania GO	5.000%	7/1/08	(3)	12,150	12,324
1	Pennsylvania GO TOB VRDO	3.810%	6/7/07	(1)	7,540	7,540
1	Pennsylvania GO TOB VRDO	3.820%	6/7/07	(1)(4)	8,520	8,520
1	Pennsylvania GO TOB VRDO	3.820%	6/7/07		3,540	3,540
1	Pennsylvania GO TOB VRDO	3.820%	6/7/07		14,055	14,055
1	Pennsylvania GO TOB VRDO	3.820%	6/7/07	(1)	20,000	20,000
1	Pennsylvania GO TOB VRDO	3.830%	6/7/07	(4)	19,780	19,780
	Pennsylvania Higher Educ. Assistance Agency
	Student Loan Rev. VRDO	3.750%	6/7/07	(2)	34,200	34,200

Pennsylvania Tax-Exempt Money Market Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Pennsylvania Higher Educ. Assistance Agency
	Student Loan Rev. VRDO	3.750%	6/7/07 (2)	6,900	6,900
	Pennsylvania Higher Educ. Assistance Agency
	Student Loan Rev. VRDO	3.800%	6/7/07 (2)	35,700	35,700
	Pennsylvania Higher Educ. Assistance Agency
	Student Loan Rev. VRDO	3.810%	6/7/07 (4)	5,000	5,000
	Pennsylvania Higher Educ. Assistance Agency
	Student Loan Rev. VRDO	3.830%	6/7/07 (2)	27,500	27,500
	Pennsylvania Higher Educ. Assistance Agency
	Student Loan Rev. VRDO	3.830%	6/7/07 (2)	13,500	13,500
	Pennsylvania Higher Educ. Assistance Agency
	Student Loan Rev. VRDO	3.830%	6/7/07 (4)	43,500	43,500
	Pennsylvania Higher Educ. Fac. Auth. Rev.
	(Carnegie Mellon Univ.) VRDO	3.870%	6/1/07	21,975	21,975
	Pennsylvania Higher Educ. Fac. Auth. Rev.
	(Carnegie Mellon Univ.) VRDO	3.870%	6/1/07	7,600	7,600
	Pennsylvania Higher Educ. Fac. Auth. Rev.
	(Carnegie Mellon Univ.) VRDO	3.870%	6/1/07	33,665	33,665
	Pennsylvania Higher Educ. Fac. Auth. Rev.
	(Carnegie Mellon Univ.) VRDO	3.870%	6/1/07	26,025	26,025
	Pennsylvania Higher Educ. Fac. Auth. Rev.
	(Drexel Univ.) VRDO	3.750%	6/7/07 LOC	20,940	20,940
	Pennsylvania Higher Educ. Fac. Auth. Rev.
	(Drexel Univ.) VRDO	3.760%	6/7/07 LOC	22,500	22,500
	Pennsylvania Higher Educ. Fac. Auth. Rev.
	(Drexel Univ.) VRDO	3.780%	6/7/07 (1)	30,525	30,525
	Pennsylvania Higher Educ. Fac. Auth. Rev.
	(Gannon Univ.) VRDO	3.780%	6/7/07 LOC	7,885	7,885
	Pennsylvania Higher Educ. Fac. Auth. Rev.
	(Kings College) VRDO	3.780%	6/7/07 LOC	4,700	4,700
	Pennsylvania Higher Educ. Fac. Auth. Rev.
	(Student Assn. Inc. Housing–
	California Univ. of Pennsylvania) VRDO	3.780%	6/7/07 LOC	61,000	61,000
1	Pennsylvania Higher Educ. Fac. Auth. Rev.
	(Temple Univ.) TOB VRDO	3.810%	6/7/07 (1)	47,875	47,875
1	Pennsylvania Higher Educ. Fac. Auth. Rev.
	(Temple Univ.) TOB VRDO	3.820%	6/7/07 (1)	4,164	4,164
	Pennsylvania Higher Educ. Fac. Auth. Rev.
	(Trustees Univ.)	5.000%	9/1/07	5,570	5,590
	Pennsylvania Higher Educ. Fac. Auth. Rev.
	(Washington & Jefferson Colleges) PUT	3.790%	6/7/07 LOC	4,000	4,000
1	Pennsylvania Higher Educ. Fac. Auth. Rev.
	TOB VRDO	3.810%	6/7/07 (1)	16,875	16,875
1	Pennsylvania Higher Educ. Fac. Auth. Rev.
	TOB VRDO	3.820%	6/7/07	4,875	4,875
1	Pennsylvania Higher Educ. Fac. Auth. Rev.
	TOB VRDO	3.830%	6/7/07 (10)	4,370	4,370
	Pennsylvania Housing Finance Agency Rev.
	(Single Family Mortgage) VRDO	3.750%	6/7/07	23,905	23,905
	Pennsylvania Housing Finance Agency Rev.
	(Single Family Mortgage) VRDO	3.770%	6/7/07	31,250	31,250
	Pennsylvania Housing Finance Agency Rev.
	(Single Family Mortgage) VRDO	3.820%	6/7/07	31,930	31,930
	Pennsylvania Housing Finance Agency Rev.
	(Single Family Mortgage) VRDO	3.850%	6/7/07	41,010	41,010

Pennsylvania Tax-Exempt Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Pennsylvania Housing Finance Agency Rev.
	(Single Family Mortgage) VRDO	3.850%	6/7/07		10,800	10,800
	Pennsylvania Housing Finance Agency Rev.
	(Single Family Mortgage) VRDO	3.850%	6/7/07		15,690	15,690
1	Pennsylvania Housing Finance Agency Rev.
	TOB VRDO	3.820%	6/7/07		8,545	8,545
1	Pennsylvania Housing Finance Agency Rev.
	TOB VRDO	3.820%	6/7/07		7,495	7,495
1	Pennsylvania Housing Finance Agency Rev.
	TOB VRDO	3.820%	6/7/07		15,480	15,480
1	Pennsylvania Housing Finance Agency Rev.
	TOB VRDO	3.830%	6/7/07		2,710	2,710
1	Pennsylvania Housing Finance Agency Rev.
	TOB VRDO	3.830%	6/7/07		6,500	6,500
1	Pennsylvania Housing Finance Agency Rev.
	TOB VRDO	3.860%	6/7/07		1,925	1,925
1	Pennsylvania Housing Finance Agency Rev.
	TOB VRDO	3.860%	6/7/07		10,090	10,090
1	Pennsylvania Housing Finance Agency Rev.
	TOB VRDO	3.880%	6/7/07		9,930	9,930
	Pennsylvania Housing Finance Agency Rev. VRDO	3.750%	6/7/07		10,085	10,085
	Pennsylvania Housing Finance Agency Rev. VRDO	3.750%	6/7/07		20,000	20,000
	Pennsylvania Housing Finance Agency Rev. VRDO	3.820%	6/7/07		12,070	12,070
	Pennsylvania Housing Finance Agency Rev. VRDO	3.850%	6/7/07		10,000	10,000
1	Pennsylvania IDA Rev. TOB VRDO	3.810%	6/7/07	(2)	5,150	5,150
1	Pennsylvania Intergovernmental
	Cooperation Auth. Rev. TOB VRDO	3.820%	6/7/07	(3)	6,300	6,300
	Pennsylvania Intergovernmental
	Cooperation Auth. Rev. VRDO	3.790%	6/7/07	(2)	2,010	2,010
1	Pennsylvania Public School Auth. Rev. TOB VRDO	3.830%	6/7/07	(4)	52,080	52,080
1	Pennsylvania Public School Building Auth.
	Lease Rev. TOB VRDO	3.810%	6/7/07	(4)	16,745	16,745
	Pennsylvania State Univ. Rev.	4.250%	8/15/07		3,455	3,460
1	Pennsylvania State Univ. Rev. TOB VRDO	3.810%	6/7/07		6,920	6,920
1	Pennsylvania State Univ. Rev. TOB VRDO	3.810%	6/7/07		6,550	6,550
1	Pennsylvania State Univ. Rev. TOB VRDO	3.820%	6/7/07		7,065	7,065
	Pennsylvania State Univ. Rev. VRDO	3.750%	6/7/07		73,275	73,275
	Pennsylvania State Univ. Rev. VRDO	3.750%	6/7/07		5,300	5,300
1	Pennsylvania State Univ. TOB VRDO	3.820%	6/7/07	(2)	20,000	20,000
1	Pennsylvania Turnpike Comm. Oil Franchise Tax Rev.
	TOB VRDO	3.820%	6/7/07	(2)	12,775	12,775
1	Pennsylvania Turnpike Comm. Oil Franchise Tax Rev.
	TOB VRDO	3.820%	6/7/07	(1)	2,575	2,575
1	Pennsylvania Turnpike Comm. Oil Franchise Tax Rev.
	TOB VRDO	3.820%	6/7/07	(2)	25,430	25,430
1	Pennsylvania Turnpike Comm. Registration Fee Rev.
	TOB VRDO	3.820%	6/7/07	(4)	6,905	6,905
1	Pennsylvania Turnpike Comm. Registration Fee Rev.
	TOB VRDO	3.830%	6/7/07	(4)	9,990	9,990
1	Pennsylvania Turnpike Comm. Rev. TOB VRDO	3.810%	6/7/07	(2)	3,795	3,795
1	Pennsylvania Turnpike Comm. Rev. TOB VRDO	3.830%	6/7/07	(2)	25,430	25,430
	Pennsylvania Turnpike Comm. Rev. VRDO	3.850%	6/1/07		4,400	4,400
	Pennsylvania Turnpike Comm. Rev. VRDO	3.750%	6/7/07		29,500	29,500
	Pennsylvania Turnpike Comm. Rev. VRDO	3.760%	6/7/07		36,665	36,665
	Pennsylvania Turnpike Comm. Rev. VRDO	3.810%	6/7/07		5,500	5,500
	Pennsylvania Turnpike Comm. Rev. VRDO	3.810%	6/7/07		15,500	15,500

Pennsylvania Tax-Exempt Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Pennsylvania Turnpike Comm. Rev. VRDO	3.810%	6/7/07		39,660	39,660
	Philadelphia PA Airport Rev. VRDO	3.860%	6/7/07	(1)	15,000	15,000
	Philadelphia PA Airport Rev. VRDO	3.870%	6/7/07	(1)	10,600	10,600
	Philadelphia PA Auth. IDR
	(Girard Estate Aramark Project) VRDO	3.820%	6/7/07	LOC	4,000	4,000
	Philadelphia PA Auth. IDR
	(PA Academy of Fine Arts) VRDO	3.810%	6/7/07	LOC	11,065	11,065
	Philadelphia PA GO	5.000%	8/1/07	(11)	4,500	4,509
1	Philadelphia PA GO TOB VRDO	3.810%	6/7/07	(11)	3,850	3,850
1	Philadelphia PA GO TOB VRDO	3.820%	6/7/07	(11)	16,625	16,625
1	Philadelphia PA Hosp. & Higher Educ. Fac.
	Auth. Rev. (Children’s Hosp. of Philadelphia)
	TOB VRDO	3.820%	6/7/07		6,200	6,200
1	Philadelphia PA Hosp. & Higher Educ. Fac.
	Auth. Rev. (Children’s Hosp. of Philadelphia)
	TOB VRDO	3.820%	6/7/07		17,090	17,090
1	Philadelphia PA Hosp. & Higher Educ. Fac.
	Auth. Rev. (Children’s Hosp. of Philadelphia)
	TOB VRDO	3.820%	6/7/07		9,625	9,625
	Philadelphia PA Hosp. & Higher Educ. Fac.
	Auth. Rev. (Children’s Hosp. of Philadelphia)
	VRDO	3.870%	6/1/07		14,500	14,500
	Philadelphia PA Hosp. & Higher Educ. Fac.
	Auth. Rev. (Children’s Hosp. of Philadelphia)
	VRDO	3.870%	6/1/07		24,100	24,100
	Philadelphia PA Hosp. & Higher Educ. Fac.
	Auth. Rev. (Children’s Hosp. of Philadelphia)
	VRDO	3.880%	6/1/07		14,000	14,000
	Philadelphia PA Hosp. & Higher Educ. Fac.
	Auth. Rev. (Jefferson Health System) PUT	3.680%	2/4/08		16,900	16,900
	Philadelphia PA Hosp. & Higher Educ. Fac.
	Auth. Rev. (Wills Eye Hosp.) VRDO	3.820%	6/7/07	LOC	11,115	11,115
1	Philadelphia PA IDA Rev.
	(Philadelphia Airport System) TOB VRDO	3.840%	6/7/07	(1)	3,750	3,750
1	Philadelphia PA IDA Rev. TOB VRDO	3.840%	6/7/07	(3)	14,450	14,450
1	Philadelphia PA Redev. Auth. Rev. TOB VRDO	3.820%	6/7/07	(3)	18,100	18,100
1	Philadelphia PA School Dist. TOB VRDO	3.810%	6/7/07	(3)	11,040	11,040
1	Philadelphia PA School Dist. TOB VRDO	3.810%	6/7/07	(3)	6,575	6,575
1	Philadelphia PA School Dist. TOB VRDO	3.810%	6/7/07	(3)	5,995	5,995
1	Philadelphia PA School Dist. TOB VRDO	3.810%	6/7/07	(2)	5,280	5,280
1	Philadelphia PA School Dist. TOB VRDO	3.810%	6/7/07	(2)	5,265	5,265
1	Philadelphia PA School Dist. TOB VRDO	3.810%	6/7/07	(2)	17,735	17,735
1	Philadelphia PA School Dist. TOB VRDO	3.810%	6/7/07	(3)	7,505	7,505
1	Philadelphia PA School Dist. TOB VRDO	3.820%	6/7/07	(3)	4,995	4,995
1	Philadelphia PA School Dist. TOB VRDO	3.830%	6/7/07	(4)	8,775	8,775
	Philadelphia PA School Dist. TRAN	4.500%	6/29/07	LOC	150,000	150,081
	Philadelphia PA TRAN	4.500%	6/29/07		22,500	22,512
1	Philadelphia PA Water & Waste Water Rev.
	TOB VRDO	3.810%	6/7/07	(4)	4,795	4,795
1	Philadelphia PA Water & Waste Water Rev.
	TOB VRDO	3.810%	6/7/07	(4)	7,235	7,235
1	Philadelphia PA Water & Waste Water Rev.
	TOB VRDO	3.820%	6/7/07	(4)	5,260	5,260
1	Philadelphia PA Water & Waste Water Rev.
	TOB VRDO	3.820%	6/7/07	(3)	5,250	5,250

Pennsylvania Tax-Exempt Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
1	Philadelphia PA Water & Waste Water Rev.
	TOB VRDO	3.830%	6/7/07	(4)	9,900	9,900
1	Philadelphia PA Water & Waste Water Rev.
	TOB VRDO	3.830%	6/7/07	(4)	32,910	32,910
1	Pittsburgh PA Urban Redev. Auth. Single Family
	Mortgage Rev. TOB VRDO	3.840%	6/7/07		8,480	8,480
	Sayre PA Health Care Fac. Auth. Rev.
	(VHA of Pennsylvania, Pooled Capital Asset
	Financial Program) VRDO	3.760%	6/7/07	(2)	2,150	2,150
	Sayre PA Health Care Fac. Auth. Rev.
	(VHA of Pennsylvania, Pooled Capital Asset
	Financial Program) VRDO	3.800%	6/7/07	(2)	2,800	2,800
	Sayre PA Health Care Fac. Auth. Rev.
	(VHA of Pennsylvania, Pooled Capital Asset
	Financial Program) VRDO	3.800%	6/7/07	(2)	3,000	3,000
1	Seneca Valley PA School Dist. GO TOB VRDO	3.800%	6/7/07	(1)	23,320	23,320
1	Souderton PA School Dist. GO TOB VRDO	3.810%	6/7/07	(3)	9,925	9,925
	Southcentral Pennsylvania General Auth. Rev.
	(Wellspan Health) VRDO	3.750%	6/7/07	(2)	25,675	25,675
	St. Mary’s Hosp. Auth. Bucks County PA Rev.
	(Catholic Health Initiatives) VRDO	3.700%	6/7/07		38,400	38,400
	St. Mary’s Hosp. Auth. Bucks County PA Rev.
	(Catholic Health Initiatives) VRDO	3.810%	6/7/07		10,600	10,600
1	St. Mary’s Hosp. Auth. PA Health System Rev.
	(Catholic Health East) TOB VRDO	3.830%	6/7/07		7,730	7,730
1	State Public School Building Auth. Pennsylvania
	School Rev. (Philadelphia School Dist.) TOB VRDO	3.820%	6/7/07	(4)	5,895	5,895
1	State Public School Building Auth. Pennsylvania
	School Rev. (Philadelphia School Dist.) TOB VRDO	3.820%	6/7/07	(4)	4,665	4,665
1	State Public School Building Auth. Pennsylvania
	School Rev. (Philadelphia School Dist.) TOB VRDO	3.820%	6/7/07	(4)	4,568	4,568
1	Swarthmore Borough Auth. PA College Rev.
	TOB VRDO	3.820%	6/7/07		14,280	14,280
	Temple Univ. of the Commonwealth System of
	Higher Educ. Pennsylvania Univ.
	Funding Obligation	4.250%	4/24/08		25,000	25,136
	Union County PA Higher Educ. Auth. Rev.
	(Bucknell Univ.) VRDO	3.750%	6/7/07		6,325	6,325
	Univ. of Pittsburgh of the Commonwealth
	System of Higher Educ. Pennsylvania
	(Univ. Capital Project) VRDO	3.750%	6/7/07		23,621	23,621
	Univ. of Pittsburgh of the Commonwealth
	System of Higher Educ. Pennsylvania
	(Univ. Capital Project) VRDO	3.760%	6/7/07		24,650	24,650
	Univ. of Pittsburgh of the Commonwealth
	System of Higher Educ. Pennsylvania
	(Univ. Capital Project) VRDO	3.770%	6/7/07		1,500	1,500
	Univ. of Pittsburgh of the Commonwealth
	System of Higher Educ. Pennsylvania
	(Univ. Capital Project) VRDO	3.770%	6/7/07		8,000	8,000
	Univ. of Pittsburgh of the Commonwealth
	System of Higher Educ. Pennsylvania
	(Univ. Capital Project) VRDO	3.770%	6/7/07		13,600	13,600
	Univ. of Pittsburgh of the Commonwealth
	System of Higher Educ. Pennsylvania
	(Univ. Capital Project) VRDO	3.770%	6/7/07		4,700	4,700

Pennsylvania Tax-Exempt Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Univ. of Pittsburgh of the Commonwealth
	System of Higher Educ. Pennsylvania
	(Univ. Capital Project) VRDO	3.770%	6/7/07		5,000	5,000
	Univ. of Pittsburgh of the Commonwealth
	System of Higher Educ. Pennsylvania
	(Univ. Capital Project) VRDO	3.770%	6/7/07		5,000	5,000
	Univ. of Pittsburgh of the Commonwealth
	System of Higher Educ. Pennsylvania
	(Univ. Capital Project) VRDO	3.770%	6/7/07		400	400
	Univ. of Pittsburgh of the Commonwealth
	System of Higher Educ. Pennsylvania
	(Univ. Capital Project) VRDO	3.770%	6/7/07		15,000	15,000
	Univ. of Pittsburgh of the Commonwealth
	System of Higher Educ. Pennsylvania RAN	4.500%	8/24/07		18,000	18,033
	Venango PA IDA (Scrubgrass Project) CP	3.650%	6/1/07	LOC	1,140	1,140
	Venango PA IDA (Scrubgrass Project) CP	3.630%	7/10/07	LOC	15,720	15,720
1	West Chester PA Area School Dist. GO TOB VRDO	3.830%	6/7/07	(4)	8,690	8,690
1	Westmoreland County PA Muni. Auth.
	Service Water Rev. TOB VRDO	3.820%	6/7/07	(4)	6,185	6,185
	York County PA Hosp. Auth. Rev. (York Hosp.)	5.250%	7/1/07	(2)(Prere.)	3,500	3,539
	York County PA Hosp. Auth. Rev. (York Hosp.)	5.250%	7/1/07	(2)(Prere.)	8,675	8,773
	York County PA IDA (PECO) CP	3.720%	8/8/07	LOC	16,440	16,440

	Outside Pennsylvania:
1	Puerto Rico Electric Power Auth. Rev. TOB VRDO	3.810%	6/7/07	(1)	9,960	9,960
1	Puerto Rico Highway & Transp. Auth. Rev.
	TOB VRDO	3.780%	6/7/07	(1)	2,830	2,830
1	Puerto Rico Highway & Transp. Auth. Rev.
	TOB VRDO	3.790%	6/7/07		26,000	26,000
1	Puerto Rico Ind. Medical & Environmental Fac.
	Finance Auth. Rev. PCR (Abbott Laboratories) PUT	3.950%	3/1/08		7,000	7,000
1	Puerto Rico Public Buildings Auth. Govt. Fac. Rev.
	TOB VRDO	3.780%	6/7/07	(10)	11,275	11,275
Total Municipal Bonds (Cost $3,861,740)						3,861,740
Other Assets and Liabilities (–1.0%)
Other Assets—Note B						70,738
Liabilities						(108,018)
						(37,280)
Net Assets (100%)
Applicable to 3,824,412,280 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)						3,824,460
Net Asset Value Per Share						$1.00

Pennsylvania Tax-Exempt Money Market Fund

At May 31, 2007, net assets consisted of:
	Amount	Per
	($000)	Share
Paid-in Capital	3,824,469	$1.00
Undistributed Net Investment Income	—	—
Accumulated Net Realized Losses	(9)	—
Unrealized Appreciation	—	—
Net Assets	3,824,460	$1.00

•	See Note A in Notes to Financial Statements.
1

Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2007, the aggregate value of these securities was $1,192,142,000, representing 31.2% of net assets.

For a key to abbreviations and other references, see page 21.

Pennsylvania Tax-Exempt Money Market Fund

Key to Abbreviations

ARS—Auction Rate Security.

BAN—Bond Anticipation Note.

COP—Certificate of Participation.

CP—Commercial Paper.

FR—Floating Rate.

GAN—Grant Anticipation Note.

GO—General Obligation Bond.

IDA—Industrial Development Authority Bond.

IDR—Industrial Development Revenue Bond.

PCR—Pollution Control Revenue Bond.

PUT—Put Option Obligation.

RAN—Revenue Anticipation Note.

TAN—Tax Anticipation Note.

TOB—Tender Option Bond.

TRAN—Tax Revenue Anticipation Note.

UFSD—Union Free School District.

USD—United School District.

VRDO—Variable Rate Demand Obligation.

(ETM)—Escrowed to Maturity.

(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:

(1) MBIA (Municipal Bond Insurance Association).

(2) AMBAC (Ambac Assurance Corporation).

(3) FGIC (Financial Guaranty Insurance Company).

(4) FSA (Financial Security Assurance).

(5) BIGI (Bond Investors Guaranty Insurance).

(6) Connie Lee Inc.

(7) FHA (Federal Housing Authority).

(8) CapMAC (Capital Markets Assurance Corporation).

(9) American Capital Access Financial Guaranty Corporation.

(10) XL Capital Assurance Inc.

(11) CIFG (CDC IXIS Financial Guaranty).

The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

Pennsylvania Tax-Exempt Money Market Fund

Statement of Operations

Six Months Ended
May 31, 2007
($000)
Investment Income
Income
Interest	65,882
Total Income	65,882
Expenses
The Vanguard Group—Note B
Investment Advisory Services	153
Management and Administrative	1,089
Marketing and Distribution	465
Custodian Fees	12
Shareholders’ Reports	9
Trustees’ Fees and Expenses	2
Total Expenses	1,730
Expenses Paid Indirectly—Note C	(5)
Net Expenses	1,725
Net Investment Income	64,157
Realized Net Gain (Loss) on Investment Securities Sold	(9)
Change in Unrealized Appreciation (Depreciation) of Investment Securities	—
Net Increase (Decrease) in Net Assets Resulting from Operations	64,148

Pennsylvania Tax-Exempt Money Market Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	May 31,	November 30,
	2007	2006
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	64,157	104,444
Realized Net Gain (Loss)	(9)	51
Change in Unrealized Appreciation (Depreciation)	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	64,148	104,495
Distributions
Net Investment Income	(64,157)	(104,444)
Realized Capital Gain	—	—
Total Distributions	(64,157)	(104,444)
Capital Share Transactions (at $1.00)
Issued	1,844,387	3,060,735
Issued in Lieu of Cash Distributions	60,682	98,957
Redeemed	(1,470,606)	(2,721,401)
Net Increase (Decrease) from Capital Share Transactions	434,463	438,291
Total Increase (Decrease)	434,454	438,342
Net Assets
Beginning of Period	3,390,006	2,951,664
End of Period	3,824,460	3,390,006

Pennsylvania Tax-Exempt Money Market Fund

Financial Highlights

	Six Months
	Ended
For a Share Outstanding	May 31,		Year Ended November 30,
Throughout Each Period	2007	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.018	.033	.022	.010	.009	.013
Net Realized and Unrealized Gain (Loss)
on Investments	—	—	—	—	—	—
Total from Investment Operations	.018	.033	.022	.010	.009	.013
Distributions
Dividends from Net Investment Income	(.018)	(.033)	(.022)	(.010)	(.009)	(.013)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.018)	(.033)	(.022)	(.010)	(.009)	(.013)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	1.80%	3.31%	2.19%	1.05%	0.91%	1.32%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,824	$3,390	$2,952	$2,659	$2,514	$2,448
Ratio of Total Expenses to
Average Net Assets	0.10%*	0.13%	0.13%	0.13%	0.17%	0.17%
Ratio of Net Investment Income to
Average Net Assets	3.59%*	3.27%	2.18%	1.04%	0.90%	1.32%

*	Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Tax-Exempt Money Market Fund

Notes to Financial Statements

Vanguard Pennsylvania Tax-Exempt Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the Commonwealth of Pennsylvania.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investment securities are valued at amortized cost, which approximates market value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Accordingly, no provision for federal income taxes is required in the financial statements.

3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month.

4. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At May 31, 2007, the fund had contributed capital of $331,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.33% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended May 31, 2007, custodian fee offset arrangements reduced the fund’s expenses by $5,000.

D. In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements. FIN 48 will be effective for the fund’s fiscal year beginning December 1, 2007. Management is in the process of analyzing the fund’s tax positions for purposes of implementing FIN 48; based on the analysis completed to date, management does not believe the adoption of FIN 48 will result in any material impact to the fund’s financial statements.

Pennsylvania Long-Term Tax-Exempt Fund

Fund Profile

As of May 31, 2007

Financial Attributes
	Comparative		Broad
	Fund	Index[1]	Index[2]
Number of Issues	403	6,917	41,233
Yield		—	—
Investor Shares	4.0%
Admiral Shares	4.1%
Yield to Maturity	4.2%[3]	4.0%	4.1%
Average Coupon	4.8%	5.0%	5.0%
Average Effective
Maturity	7.6 years	9.8 years	13.1 years
Average Quality	AA+	AAA	AA+
Average Duration	6.0 years	6.1 years	6.4 years
Expense Ratio		—	—
Investor Shares	0.15%[4]
Admiral Shares	0.08%[4]
Short-Term Reserves	0%	—	—

Volatility Measures[5]
	Fund Versus	Fund Versus
	Comparative Index[1]	Broad Index[2]
R-Squared	0.98	0.99
Beta	0.98	1.17

Distribution by Maturity (% of portfolio)

Under 1 Year	11%
1–5 Years	25
5–10 Years	43
10–20 Years	16
20–30 Years	5

Distribution by Credit Quality (% of portfolio)

AAA	81%
AA	11
A	3
BBB	5

Investment Focus

1	Lehman 10 Year Municipal Bond Index.
2	Lehman Municipal Bond Index.
3	Before expenses.
4	Annualized.
5	For an explanation of R-squared, beta, and other terms used here, see the Glossary on page 50.

Pennsylvania Long-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): November 30, 1996–May 31, 2007

		Investor Shares		Lehman[1]
Fiscal	Capital	Income	Total	Total
Year	Return	Return	Return	Return
1997	0.7%	5.5%	6.2%	7.1%
1998	2.1	5.5	7.6	8.1
1999	–6.7	5.0	–1.7	–0.4
2000	3.1	5.8	8.9	7.7
2001	3.5	5.3	8.8	8.2
2002	1.5	5.0	6.5	6.7
2003	2.7	4.6	7.3	6.9
2004	–1.3	4.6	3.3	4.0
2005	–1.4	4.5	3.1	3.0
2006	1.6	4.7	6.3	6.2
2007[2]	–2.1	2.2	0.1	0.1

Average Annual Total Returns: Periods Ended March 31, 2007

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total
Investor Shares	4/7/1986	5.63%	5.37%	0.67%	5.02%	5.69%
Admiral Shares	5/14/2001	5.71	5.43	0.58[3]	4.79[3]	5.37[3]

1	Lehman 10 Year Municipal Bond Index.
2	Six months ended May 31, 2007.
3	Return since inception.

Note: See Financial Highlights tables on pages 42 and 43 for dividend and capital gains information.

Pennsylvania Long-Term Tax-Exempt Fund

Financial Statements (unaudited)

Statement of Net Assets

As of May 31, 2007

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Municipal Bonds (98.9%)
Abington PA School Dist. GO	5.000%	4/1/32 (4)	6,495	6,792
Adams County PA GO	5.300%	5/15/11 (3)(Prere.)	10,240	10,778
Allegheny County PA GO	0.000%	4/1/10 (1)	2,000	1,790
Allegheny County PA GO	5.250%	5/1/11 (3)(Prere.)	3,000	3,150
Allegheny County PA GO	5.500%	5/1/11 (3)(Prere.)	445	471
Allegheny County PA GO	5.750%	5/1/11 (3)(Prere.)	730	780
Allegheny County PA GO	5.750%	11/1/11 (3)	995	1,063
Allegheny County PA GO	5.375%	11/1/12 (1)(Prere.)	3,725	3,993
Allegheny County PA GO	5.375%	11/1/12 (1)(Prere.)	2,880	3,087
Allegheny County PA GO	5.375%	11/1/12 (1)(Prere.)	2,000	2,144
Allegheny County PA GO	5.375%	11/1/12 (1)(Prere.)	2,645	2,835
Allegheny County PA GO	5.500%	11/1/14 (3)	605	640
Allegheny County PA GO	5.375%	11/1/16 (1)	4,100	4,387
Allegheny County PA GO	5.375%	11/1/17 (1)	3,600	3,832
Allegheny County PA GO	6.000%	7/1/23 (1)	5,745	6,818
Allegheny County PA GO	5.000%	11/1/32 (4)	3,500	3,692
Allegheny County PA Higher Educ. Auth. Rev.
(Univ. of Pittsburgh Medical Center
Children’s Hosp.) VRDO	3.820%	6/7/07 LOC	30,500	30,500
Allegheny County PA Higher Educ. Building Auth.
(Carnegie Mellon Univ.)	5.125%	3/1/32	3,000	3,110
Allegheny County PA Hosp. Dev. Auth. Rev.
(Catholic Health East)	5.250%	11/15/13 (2)	1,000	1,038
Allegheny County PA Hosp. Dev. Auth. Rev.
(Magee Women’s Hosp.)	6.000%	10/1/10 (3)	4,235	4,440
Allegheny County PA Hosp. Dev. Auth. Rev.
(Univ. of Pittsburgh)	6.000%	7/1/26 (1)	4,625	5,580
Allegheny County PA Hosp. Dev. Auth. Rev.
(Univ. of Pittsburgh)	6.000%	7/1/27 (1)	9,325	11,287
Allegheny County PA Port Auth. Rev.	5.375%	3/1/12 (3)	4,965	5,266
Allegheny County PA Port Auth. Rev.	5.500%	3/1/14 (3)	2,355	2,505
Allegheny County PA Port Auth. Rev.	5.500%	3/1/16 (3)	1,500	1,597
Allegheny County PA Port Auth. Rev.	5.500%	3/1/17 (3)	2,750	2,928
Allegheny County PA Sanitation Auth. Sewer Rev.	5.500%	12/1/10 (1)(Prere.)	6,880	7,295
Allegheny County PA Sanitation Auth. Sewer Rev.	6.000%	12/1/10 (1)	1,500	1,606
Allegheny County PA Sanitation Auth. Sewer Rev.	6.000%	12/1/11 (1)	1,490	1,607
Allegheny County PA Sanitation Auth. Sewer Rev.	5.750%	12/1/12 (1)	1,180	1,263
Allegheny County PA Sanitation Auth. Sewer Rev.	5.375%	12/1/16 (1)	3,545	3,789
Allegheny County PA Sanitation Auth. Sewer Rev.	5.500%	12/1/16 (3)(ETM)	11,295	11,632
Allegheny County PA Sanitation Auth. Sewer Rev.	5.375%	12/1/18 (1)	15,000	15,993

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Allegheny County PA Sanitation Auth. Sewer Rev.	5.500%	12/1/30 (1)	2,150	2,272
Annville Cleona PA School Dist.	6.000%	3/1/28 (4)	1,500	1,703
Annville Cleona PA School Dist.	6.000%	3/1/31 (4)	2,475	2,804
Bensalem Township PA School Dist. GO	5.250%	6/15/24 (3)	3,700	4,019
Berks County PA GO	0.000%	11/15/13 (3)	7,250	5,579
Berks County PA GO	0.000%	11/15/14 (3)	8,615	6,342
Berks County PA GO	0.000%	11/15/15 (3)	6,250	4,395
Berks County PA Hosp. Rev. (Reading Hosp.)	5.700%	10/1/14 (1)	4,500	4,844
Bethlehem PA Area School Dist.	5.375%	3/15/12 (3)(Prere.)	7,500	7,982
Blair County PA Hosp. Auth. Rev. (Altoona Hosp.)	5.500%	7/1/16 (2)	4,480	4,854
Bristol Borough PA School Dist. GO	5.250%	9/1/15 (4)(Prere.)	3,635	3,961
Bucks County PA IDA (Pennswood Village Project)	6.000%	10/1/12 (Prere.)	2,600	2,862
Carlisle PA Area School Dist. GO	5.375%	3/1/12 (1)(Prere.)	1,550	1,649
Carlisle PA Area School Dist. GO	5.375%	3/1/12 (1)(Prere.)	1,635	1,739
Carlisle PA Area School Dist. GO	5.375%	3/1/12 (1)(Prere.)	1,725	1,835
Carlisle PA Area School Dist. GO	5.375%	3/1/12 (1)(Prere.)	1,820	1,936
Catholic Health East Pennsylvania
Health Systems Rev.	5.375%	11/15/14 (Prere.)	3,000	3,266
Catholic Health East Pennsylvania
Health Systems Rev.	5.500%	11/15/14 (Prere.)	1,400	1,535
Central Bucks PA School Dist.	5.500%	5/15/12 (3)(Prere.)	5,540	5,938
Central Bucks PA School Dist.	5.500%	5/15/12 (3)(Prere.)	3,785	4,057
Central Bucks PA School Dist.	5.500%	5/15/12 (3)(Prere.)	2,400	2,573
Central Bucks PA School Dist.	5.500%	5/15/12 (3)(Prere.)	1,500	1,608
Chester County PA GO	5.000%	5/15/15 (Prere.)	13,355	14,297
Chester County PA Health & Educ. Fac. Auth. Rev.
(Devereux Foundation)	5.000%	11/1/31	2,250	2,283
Chester County PA Health & Educ. Fac. Auth. Rev.
(Jefferson Health System)	5.125%	5/15/18 (2)	12,445	12,688
Chester County PA Health & Educ. Fac. Auth. Rev.
(Jefferson Health System)	5.250%	5/15/22 (2)	36,580	37,304
Chester County PA School Auth. Rev.	5.000%	4/1/23 (2)	2,670	2,800
Chester County PA School Auth. Rev.	5.000%	4/1/24 (2)	1,000	1,047
Chester County PA School Auth. Rev.	5.000%	4/1/26 (2)	1,575	1,646
Coatesville PA School Dist. GO	5.250%	8/15/14 (4)(Prere.)	6,645	7,186
Commonwealth Financing Auth. Pennsylvania Rev.	5.250%	6/1/23 (1)	13,535	14,549
Cumberland County PA Muni. Auth. College Rev.
(Dickinson College)	5.500%	11/1/10 (2)(Prere.)	3,230	3,400
Cumberland County PA Muni. Auth. Rev.
(Diakon Lutheran Ministries)	5.000%	1/1/27	2,700	2,718
Cumberland County PA Muni. Auth. Rev.
(Diakon Lutheran Ministries)	5.000%	1/1/36	11,750	11,767
Dallas PA School Dist. GO	5.000%	4/1/29 (11)	5,820	6,139
Dauphin County PA General Auth.
Health System Rev. (Pinnacle Health)	5.500%	8/15/28 (1)	9,415	10,706
Dauphin County PA General Auth. Hosp. Rev.
(West Pennsylvania Hosp.)	5.500%	7/1/13 (1)(ETM)	5,000	5,243
Delaware County PA Auth. Rev.
(Catholic Health East)	5.250%	11/15/12 (2)	3,300	3,426
Delaware County PA Auth. Rev.
(Catholic Health East)	5.250%	11/15/13 (2)	4,665	4,843
Delaware County PA Auth. Univ. Rev.
(Villanova Univ.)	5.000%	8/1/24 (1)	4,000	4,202
Delaware County PA Hosp. Auth. Rev.
(Crozer Keystone Obligated Group)	5.000%	12/15/31	10,000	10,075

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Delaware County PA Hosp. Auth. Rev.
(Crozer-Chester Medical Center)	5.300%	12/1/27	8,905	9,039
Delaware County PA Regional Water Quality
Control Auth. Rev.	5.500%	5/1/14 (3)	2,405	2,560
Delaware County PA Regional Water Quality
Control Auth. Rev.	5.500%	5/1/16 (3)	2,685	2,860
Delaware River Joint Toll Bridge Comm.
Pennsylvania & New Jersey Rev.	5.250%	7/1/19 (1)	1,645	1,776
Delaware River Joint Toll Bridge Comm.
Pennsylvania & New Jersey Rev.	5.500%	7/1/19 (1)	4,835	5,529
Delaware River Joint Toll Bridge Comm.
Pennsylvania & New Jersey Rev.	5.250%	7/1/20 (1)	1,735	1,870
Delaware River Joint Toll Bridge Comm.
Pennsylvania & New Jersey Rev.	5.500%	7/1/20 (1)	5,105	5,873
Delaware River Joint Toll Bridge Comm.
Pennsylvania & New Jersey Rev.	5.250%	7/1/21 (1)	1,825	1,967
Delaware River Joint Toll Bridge Comm.
Pennsylvania & New Jersey Rev.	5.250%	7/1/22 (1)	1,920	2,069
Delaware River Joint Toll Bridge Comm.
Pennsylvania & New Jersey Rev.	5.250%	7/1/23 (1)	2,020	2,183
Delaware River Port Auth. Pennsylvania &
New Jersey Rev.	5.700%	1/1/23 (4)	8,345	8,696
Erie County PA GO	5.000%	9/1/15 (3)(Prere.)	5,525	5,924
Erie County PA Hosp. Auth. Rev.
(Hamot Health Foundation)	5.000%	11/1/35 (11)	7,000	7,296
Erie PA School Dist. GO	0.000%	9/1/10 (4)	5,665	4,984
Erie PA School Dist. GO	5.800%	9/1/10 (2)(Prere.)	4,500	4,767
Erie PA School Dist. GO	0.000%	9/1/11 (4)	5,780	4,881
Erie PA School Dist. GO	0.000%	5/1/16 (1)(ETM)	3,175	2,199
Erie PA School Dist. GO	0.000%	9/1/18 (4)	830	512
Geisinger Health System Auth. of Pennsylvania Rev.
(Penn State Geisinger Health System) VRDO	3.870%	6/1/07	975	975
Hazleton PA Area School Dist. GO	5.500%	3/1/11 (3)	3,740	3,923
Hazleton PA Area School Dist. GO	5.750%	3/1/12 (3)	1,420	1,519
Hazleton PA Area School Dist. GO	6.000%	3/1/16 (3)	18,245	19,489
Hazleton PA Area School Dist. GO	0.000%	3/1/17 (3)	4,425	2,925
Hazleton PA Area School Dist. GO	0.000%	3/1/22 (3)	5,265	2,739
Lake Lehman PA School Dist. GO	0.000%	4/1/14 (1)	1,290	974
Lake Lehman PA School Dist. GO	0.000%	4/1/15 (1)	1,295	935
Lake Lehman PA School Dist. GO	0.000%	4/1/16 (1)	1,310	903
Lake Lehman PA School Dist. GO	0.000%	4/1/17 (1)	1,315	866
Lake Lehman PA School Dist. GO	0.000%	4/1/18 (1)	1,000	628
Lancaster County PA GO	5.500%	11/1/16 (3)	1,025	1,098
Lancaster County PA GO	5.500%	11/1/17 (3)	1,060	1,130
Lancaster County PA GO	5.500%	11/1/18 (3)	1,120	1,196
Lancaster County PA GO	5.500%	11/1/19 (3)	1,175	1,255
Lancaster County PA Hosp Auth Rev.
(Lancaster General Hosp.)	5.000%	3/15/26	9,205	9,470
Lancaster County PA Hosp Auth Rev.
(Lancaster General Hosp.)	5.000%	3/15/31	5,195	5,336
Lancaster County PA Hosp Auth Rev.
(Lancaster General Hosp.)	5.000%	3/15/36	7,370	7,553
Lancaster County PA Hosp. Auth. Rev.
(Willow Valley Retirement Project)	5.875%	6/1/21	1,000	1,051
Lancaster County PA Hosp. Auth. Rev.
(Willow Valley Retirement Project)	5.875%	6/1/31	6,000	6,313

Pennsylvania Long-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Lancaster PA Higher Educ. Auth. Rev.
	(Franklin & Marshall College)	5.000%	4/15/22	1,135	1,187
	Lancaster PA Higher Educ. Auth. Rev.
	(Franklin & Marshall College)	5.000%	4/15/27	2,775	2,890
	Latrobe PA IDA (Saint Vincent College)	5.600%	5/1/21	1,635	1,709
	Latrobe PA IDA (Saint Vincent College)	5.700%	5/1/31	2,165	2,268
	Lebanon County Health Fac. Auth. Rev.
	(Good Samaritan)	6.000%	11/15/35	10,500	11,347
	Lehigh County PA General Purpose Hosp. Auth. Rev.
	(Lehigh Valley Health Network)	5.375%	7/1/14 (4)	900	952
	Lehigh County PA General Purpose Hosp. Auth. Rev.
	(Lehigh Valley Health Network)	7.000%	7/1/16 (1)	4,415	5,115
	Lehigh County PA General Purpose Hosp. Auth. Rev.
	(Lehigh Valley Health Network) VRDO	3.740%	6/1/07 (2)	1,375	1,375
	Luzerne County PA GO	0.000%	11/15/12 (1)(Prere.)	2,360	1,515
	Luzerne County PA GO	0.000%	11/15/12 (1)(Prere.)	2,390	1,440
	Luzerne County PA GO	5.250%	12/15/21 (3)	5,320	5,905
	McKeesport PA Area School Dist. GO	0.000%	10/1/07 (1)	2,080	2,054
	McKeesport PA Area School Dist. GO	0.000%	10/1/08 (1)	2,270	2,156
	McKeesport PA Area School Dist. GO	0.000%	10/1/09 (1)	2,020	1,844
	McKeesport PA Area School Dist. GO	0.000%	10/1/10 (1)	1,840	1,613
	McKeesport PA Area School Dist. GO	0.000%	10/1/11 (1)	1,835	1,544
	McKeesport PA Area School Dist. GO	0.000%	10/1/14 (1)	2,040	1,508
	McKeesport PA Area School Dist. GO	0.000%	10/1/15 (1)	2,040	1,441
	McKeesport PA Area School Dist. GO	0.000%	10/1/16 (1)	4,655	3,139
	McKeesport PA Area School Dist. GO	0.000%	10/1/18 (2)(ETM)	425	262
	McKeesport PA Area School Dist. GO	0.000%	10/1/18 (2)	2,650	1,626
	McKeesport PA Area School Dist. GO	0.000%	10/1/24 (2)(ETM)	2,480	1,145
	McKeesport PA Area School Dist. GO	0.000%	10/1/24 (2)	520	238
	McKeesport PA Area School Dist. GO	0.000%	10/1/28 (2)	2,340	879
	Montgomery County PA GO	5.000%	7/15/19	8,800	9,008
	Montgomery County PA GO	5.250%	10/15/24	2,660	2,998
	Montgomery County PA GO	5.250%	10/15/25	2,000	2,261
	Montgomery County PA GO	5.000%	10/15/28	13,235	13,964
	Montgomery County PA GO	5.000%	10/15/31	6,450	6,795
	Montgomery County PA Higher Educ. &
	Health Auth. Rev. (Catholic Health East)	5.375%	11/15/14 (Prere.)	2,175	2,368
	Montgomery County PA Higher Educ. &
	Health Auth. Rev. (Holy Redeemer Health System)	5.250%	1/1/36	17,500	17,547
	Montgomery County PA IDA Rev. (Hill School)	5.000%	8/15/25 (1)	4,000	4,203
	Montgomery County PA IDA Rev. (Hill School)	5.000%	8/15/26 (1)	3,550	3,728
	Montgomery County PA IDA Rev. (Hill School)	5.000%	8/15/27 (1)	3,300	3,463
	Neshaminy PA School Dist. GO	5.700%	2/15/14 (3)	8,795	8,828
	North Hills PA School Dist. GO	5.250%	11/15/07 (3)(Prere.)	7,440	7,490
	North Hills PA School Dist. GO	5.250%	12/15/15 (4)(Prere.)	5,030	5,493
	North Pocono PA School Dist. GO	5.000%	3/15/26 (3)	4,035	4,239
	Northeastern PA Hosp. & Educ. Health Rev.
	(Wyoming Valley Health)	5.250%	1/1/16 (2)	5,910	6,025
	Northeastern PA Hosp. & Educ. Health Rev.
	(Wyoming Valley Health)	5.250%	1/1/26 (2)	2,850	2,897
	Norwin PA School Dist. GO	5.000%	4/1/16 (4)(Prere.)	7,000	7,532
1	Norwin PA School Dist. GO TOB VRDO	3.810%	6/7/07 (4)	16,615	16,615
	Owen J. Roberts School Dist. Pennsylvania GO	5.500%	8/15/17 (4)	1,495	1,598
	Owen J. Roberts School Dist. Pennsylvania GO	5.000%	5/15/31 (4)	8,000	8,394
	Owen J. Roberts School Dist. Pennsylvania GO	5.000%	5/15/35 (4)	5,000	5,231
	Parkland PA School Dist. GO	5.375%	9/1/15 (3)	3,050	3,348

Pennsylvania Long-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Parkland PA School Dist. GO	5.375%	9/1/16 (3)	2,000	2,210
	Pennsbury PA School Dist. GO	5.250%	8/1/24 (4)	9,135	9,787
	Pennsylvania Convention Center Auth. Rev.	6.700%	9/1/16 (3)(ETM)	25,150	28,786
	Pennsylvania Convention Center Auth. Rev.	6.000%	9/1/19 (3)(ETM)	14,275	16,705
	Pennsylvania GO	5.250%	10/15/10 (Prere.)	11,300	11,898
	Pennsylvania GO	5.250%	10/15/10 (Prere.)	8,850	9,319
	Pennsylvania GO	6.000%	1/15/11	3,000	3,186
	Pennsylvania GO	5.250%	10/15/11	11,200	11,789
	Pennsylvania GO	5.375%	7/1/21	26,785	30,074
	Pennsylvania GO	5.000%	1/1/26	40,450	42,552
	Pennsylvania Higher Educ. Assistance Agency Rev.	6.125%	12/15/10 (1)(Prere.)	2,000	2,150
	Pennsylvania Higher Educ. Fac. Auth.
	Health Services Rev. (Allegheny/Delaware Valley
	Obligated Group)	5.875%	11/15/16 (1)	19,900	20,327
	Pennsylvania Higher Educ. Fac. Auth.
	Health Services Rev. (Allegheny/Delaware Valley
	Obligated Group)	5.875%	11/15/21 (1)	3,040	3,105
	Pennsylvania Higher Educ. Fac. Auth.
	Health Services Rev. (Allegheny/Delaware Valley
	Obligated Group)	5.875%	11/15/21 (1)	6,505	6,645
	Pennsylvania Higher Educ. Fac. Auth. Rev.	5.500%	6/15/17 (2)	935	979
	Pennsylvania Higher Educ. Fac. Auth. Rev.	5.625%	6/15/19 (2)	1,160	1,217
	Pennsylvania Higher Educ. Fac. Auth. Rev.
	(Bryn Mawr College)	5.250%	12/1/12 (2)	11,120	11,875
	Pennsylvania Higher Educ. Fac. Auth. Rev.
	(Bryn Mawr College)	5.625%	12/1/14 (1)	2,200	2,244
2	Pennsylvania Higher Educ. Fac. Auth. Rev.
	(Bryn Mawr College)	5.000%	12/1/37 (2)	14,170	14,875
	Pennsylvania Higher Educ. Fac. Auth. Rev.
	(Carnegie Mellon Univ.) VRDO	3.870%	6/1/07	1,100	1,100
	Pennsylvania Higher Educ. Fac. Auth. Rev.
	(Foundation for Indiana Univ. of Pennsylvania
	Student Housing)	4.041%	7/1/17 (10)	6,500	6,497
	Pennsylvania Higher Educ. Fac. Auth. Rev.
	(Foundation for Indiana Univ. of Pennsylvania
	Student Housing)	5.125%	7/1/39 (10)	17,130	18,068
	Pennsylvania Higher Educ. Fac. Auth. Rev.
	(Philadelphia Univ.)	5.125%	6/1/25	3,500	3,577
	Pennsylvania Higher Educ. Fac. Auth. Rev.
	(Philadelphia Univ.)	5.250%	6/1/32	6,350	6,518
2	Pennsylvania Higher Educ. Fac. Auth. Rev.
	(Slippery Rock Univ. Foundation)	5.000%	7/1/31 (10)	10,460	10,984
	Pennsylvania Higher Educ. Fac. Auth. Rev.
	(Slippery Rock Univ. Foundation)	5.000%	7/1/37 (10)	3,500	3,634
	Pennsylvania Higher Educ. Fac. Auth. Rev.
	(Temple Univ.)	5.250%	4/1/08 (1)(Prere.)	2,320	2,372
	Pennsylvania Higher Educ. Fac. Auth. Rev.
	(Temple Univ.)	5.250%	4/1/11 (1)	1,225	1,251
	Pennsylvania Higher Educ. Fac. Auth. Rev.
	(Temple Univ.)	5.000%	4/1/33 (1)	24,225	25,368
	Pennsylvania Higher Educ. Fac. Auth. Rev.
	(Thomas Jefferson Univ.)	5.000%	9/1/39 (2)	13,500	14,125
	Pennsylvania Higher Educ. Fac. Auth. Rev.
	(Univ. of Pennsylvania)	5.000%	7/15/38	20,625	21,462
	Pennsylvania Higher Educ. Fac. Auth. Rev.
	(Univ. of Scranton)	5.000%	11/1/28 (10)	4,080	4,274

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Pennsylvania Higher Educ. Fac. Auth. Rev.
(UPMC Health Systems)	6.250%	1/15/16	3,120	3,380
Pennsylvania Higher Educ. Fac. Auth. Rev.
(UPMC Health Systems)	6.000%	1/15/22	5,000	5,367
Pennsylvania Higher Educ. Fac. Auth. Rev.
(UPMC Health Systems)	6.000%	1/15/31	5,000	5,363
Pennsylvania Higher Educ. Fac. Auth. Rev. (Widener)	5.000%	7/15/20	2,360	2,427
Pennsylvania Higher Educ. Fac. Auth. Rev. (Widener)	5.000%	7/15/26	1,200	1,238
Pennsylvania Higher Educ. Fac. Auth. Rev. (Widener)	5.000%	7/15/31	1,605	1,648
Pennsylvania Higher Educ. Fac. Auth. Rev. (Widener)	5.400%	7/15/36	3,000	3,139
Pennsylvania Higher Educ. Fac. Auth. Rev. (Widener)	5.000%	7/15/39	3,000	3,038
Pennsylvania Higher Educ. Fac. Auth. Rev. PUT	5.000%	5/1/11 LOC	9,215	9,452
Pennsylvania IDA Rev. (Econ. Dev.)	5.500%	7/1/16 (2)	14,865	16,070
Pennsylvania IDA Rev. (Econ. Dev.)	5.500%	7/1/17 (2)	7,000	7,531
Pennsylvania IDA Rev. (Econ. Dev.)	5.500%	7/1/18 (2)	7,630	8,228
Pennsylvania IDA Rev. (Econ. Dev.)	5.500%	7/1/19 (2)	6,340	6,837
Pennsylvania IDA Rev. (Econ. Dev.)	5.500%	7/1/20 (2)	4,495	4,848
Pennsylvania IDA Rev. (Econ. Dev.)	5.500%	7/1/21 (2)	8,130	8,768
Pennsylvania Intergovernmental
Cooperation Auth. Rev.	5.250%	6/15/17 (3)	7,830	8,048
Pennsylvania Public School Building Auth. Lease Rev.
(School Dist. of Philadelphia)	5.000%	6/1/27 (4)	12,880	13,546
Pennsylvania Public School Building Auth. Lease Rev.
(School Dist. of Philadelphia)	5.000%	6/1/31 (4)	5,000	5,239
Pennsylvania State Univ. Rev.	5.000%	9/1/24	10,625	11,124
Pennsylvania State Univ. Rev.	5.000%	9/1/24	3,000	3,157
Pennsylvania State Univ. Rev.	5.250%	8/15/25	5,360	6,027
Pennsylvania State Univ. Rev.	5.000%	9/1/29	2,500	2,619
Pennsylvania State Univ. Rev.	5.000%	9/1/29	7,625	7,949
Pennsylvania State Univ. Rev.	5.000%	9/1/34	16,700	17,378
Pennsylvania State Univ. Rev.	5.000%	9/1/35	14,000	14,614
Pennsylvania Turnpike Comm. Oil Franchise Tax Rev.	5.000%	12/1/13 (1)(Prere.)	6,000	6,369
Pennsylvania Turnpike Comm. Oil Franchise Tax Rev.	5.000%	12/1/26 (2)	4,000	4,226
Pennsylvania Turnpike Comm. Oil Franchise Tax Rev.	5.000%	12/1/27 (2)	3,000	3,167
Pennsylvania Turnpike Comm. Rev.	5.375%	7/15/11 (2)(Prere.)	1,505	1,604
Pennsylvania Turnpike Comm. Rev.	5.375%	7/15/11 (2)(Prere.)	6,370	6,791
Pennsylvania Turnpike Comm. Rev.	5.375%	7/15/11 (2)(Prere.)	1,000	1,066
Pennsylvania Turnpike Comm. Rev.	5.375%	7/15/11 (2)(Prere.)	7,550	8,049
Pennsylvania Turnpike Comm. Rev.	5.375%	7/15/11 (2)(Prere.)	2,500	2,665
Pennsylvania Turnpike Comm. Rev.	5.500%	7/15/11 (2)(Prere.)	12,010	12,860
Pennsylvania Turnpike Comm. Rev.	5.625%	6/1/12 (3)	9,000	9,656
Pennsylvania Turnpike Comm. Rev.	5.250%	7/15/27 (4)	4,000	4,508
Pennsylvania Turnpike Comm. Rev.	5.250%	7/15/28 (4)	9,375	10,589
Pennsylvania Turnpike Comm. Rev.	5.250%	7/15/30 (4)	10,925	12,366
Pennsylvania Turnpike Comm. Rev.	5.500%	12/1/31 (2)	17,610	19,200
Pennsylvania Turnpike Comm. Rev.	5.250%	12/1/32 (2)	15,000	16,074
Pennsylvania Turnpike Comm. Rev. VRDO	3.850%	6/1/07	795	795
Philadelphia PA Airport Parking Auth.	5.400%	9/1/11 (2)	4,520	4,580
Philadelphia PA Airport Parking Auth.	5.400%	9/1/12 (2)	5,990	6,069
Philadelphia PA Airport Parking Auth.	5.400%	9/1/15 (2)	6,350	6,435
Philadelphia PA Airport Parking Auth.	5.500%	9/1/18 (2)	4,250	4,309
Philadelphia PA Airport Parking Auth.	5.125%	2/15/24 (2)	1,045	1,071
Philadelphia PA Airport Parking Auth.	5.250%	9/1/29 (4)	3,530	3,647
Philadelphia PA Gas Works Rev.	5.250%	7/1/11 (4)	3,965	4,022
Philadelphia PA Gas Works Rev.	5.375%	7/1/12 (4)	4,000	4,062
Philadelphia PA Gas Works Rev.	5.375%	7/1/14 (4)	4,310	4,377

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Philadelphia PA Gas Works Rev.	5.375%	7/1/16 (4)	13,280	14,542
Philadelphia PA Gas Works Rev.	5.375%	7/1/18 (4)	11,555	12,726
Philadelphia PA Gas Works Rev.	5.000%	10/1/28 (2)	9,585	10,050
Philadelphia PA GO	6.000%	11/15/10 (3)	1,065	1,067
Philadelphia PA GO	6.000%	11/15/11 (3)	1,145	1,147
Philadelphia PA GO	6.000%	11/15/12 (3)	1,270	1,272
Philadelphia PA GO	6.000%	11/15/13 (3)	715	716
Philadelphia PA GO	5.250%	3/15/14 (4)	1,750	1,809
Philadelphia PA GO	5.250%	9/15/14 (4)	7,460	7,808
Philadelphia PA GO	5.250%	3/15/15 (4)	2,600	2,688
Philadelphia PA GO	5.250%	9/15/15 (4)	4,775	4,998
Philadelphia PA GO	5.250%	9/15/17 (4)	9,155	9,543
Philadelphia PA GO	5.250%	9/15/18 (4)	2,135	2,226
Philadelphia PA GO	5.000%	8/1/27 (11)	12,160	12,714
Philadelphia PA GO	5.000%	8/1/29 (11)	13,380	13,990
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev.
(Children’s Hosp. of Philadelphia) VRDO	3.870%	6/1/07	500	500
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev.
(Children’s Hosp. of Philadelphia) VRDO	3.880%	6/1/07	1,800	1,800
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev.
(Jefferson Health System)	5.125%	5/15/18 (2)	5,700	5,811
Philadelphia PA IDA Rev.
(Philadelphia Airport System)	5.750%	6/15/10 (3)	4,440	4,535
Philadelphia PA IDA Rev.
(Philadelphia Airport System)	5.250%	6/15/15 (3)	5,695	5,814
Philadelphia PA Redev. Auth. Rev.	5.500%	4/15/15 (3)	3,000	3,193
Philadelphia PA Redev. Auth. Rev.	5.500%	4/15/17 (3)	2,255	2,397
Philadelphia PA Redev. Auth. Rev.	5.500%	4/15/19 (3)	2,815	2,998
Philadelphia PA Redev. Auth. Rev.	5.500%	4/15/20 (3)	2,000	2,130
Philadelphia PA Redev. Auth. Rev.	5.500%	4/15/22 (3)	5,275	5,600
Philadelphia PA School Dist. GO	5.250%	4/1/09 (1)(Prere.)	3,000	3,078
Philadelphia PA School Dist. GO	5.750%	2/1/11 (4)(Prere.)	6,415	6,825
Philadelphia PA School Dist. GO	5.750%	2/1/11 (4)(Prere.)	7,420	7,895
Philadelphia PA School Dist. GO	5.250%	2/1/12 (4)	1,000	1,056
Philadelphia PA School Dist. GO	5.500%	2/1/12 (4)(Prere.)	2,000	2,136
Philadelphia PA School Dist. GO	5.500%	2/1/12 (4)(Prere.)	2,000	2,136
Philadelphia PA School Dist. GO	5.500%	2/1/12 (4)(Prere.)	6,200	6,622
Philadelphia PA School Dist. GO	5.500%	2/1/12 (4)(Prere.)	1,000	1,068
Philadelphia PA School Dist. GO	5.500%	2/1/12 (4)(Prere.)	2,500	2,670
Philadelphia PA School Dist. GO	5.500%	2/1/12 (4)(Prere.)	1,800	1,922
Philadelphia PA School Dist. GO	5.625%	8/1/12 (3)(Prere.)	6,000	6,483
Philadelphia PA School Dist. GO	5.625%	8/1/12 (3)(Prere.)	1,000	1,080
Philadelphia PA School Dist. GO	5.625%	8/1/12 (3)(Prere.)	6,500	7,023
Philadelphia PA School Dist. GO	5.625%	8/1/12 (3)(Prere.)	1,000	1,080
Philadelphia PA School Dist. GO	5.000%	6/1/26 (3)	5,000	5,431
Philadelphia PA Water & Waste Water Rev.	7.000%	6/15/10 (3)	33,865	36,845
Philadelphia PA Water & Waste Water Rev.	7.000%	6/15/11 (3)	35,685	39,739
Philadelphia PA Water & Waste Water Rev.	6.250%	8/1/11 (1)	3,750	4,089
Philadelphia PA Water & Waste Water Rev.	5.250%	12/15/14 (2)	7,100	7,635
Philadelphia PA Water & Waste Water Rev.	5.250%	11/1/16 (3)	5,040	5,360
Philadelphia PA Water & Waste Water Rev.	5.250%	11/1/17 (3)	5,460	5,776
Philadelphia PA Water & Waste Water Rev.	5.600%	8/1/18 (1)(ETM)	925	995
Philadelphia PA Water & Waste Water Rev.	5.375%	11/1/19 (3)	4,155	4,433
Pittsburgh PA GO	5.500%	3/1/12 (2)(Prere.)	5,330	5,699
Pittsburgh PA GO	5.500%	3/1/12 (2)(Prere.)	2,015	2,154
Pittsburgh PA GO	5.500%	9/1/13 (2)	5,635	5,989

Pennsylvania Long-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Pittsburgh PA GO	5.125%	9/1/14 (3)	8,435	8,542
	Pittsburgh PA GO	5.500%	9/1/14 (2)	12,000	12,661
	Pittsburgh PA GO	5.125%	9/1/15 (3)	6,395	6,466
	Pittsburgh PA GO	5.500%	9/1/15 (2)	2,125	2,258
	Pittsburgh PA GO	5.250%	9/1/17 (3)	4,980	5,051
	Pittsburgh PA School Dist. GO	5.250%	3/1/08 (3)(Prere.)	5,200	5,259
	Pittsburgh PA School Dist. GO	5.250%	3/1/08 (3)(Prere.)	7,000	7,080
	Pittsburgh PA School Dist. GO	5.350%	3/1/08 (3)(Prere.)	3,510	3,552
	Pittsburgh PA School Dist. GO	0.000%	8/1/09 (2)	4,000	3,679
	Pittsburgh PA School Dist. GO	5.375%	9/1/14 (4)	1,755	1,909
	Pittsburgh PA School Dist. GO	5.500%	9/1/16 (4)	4,000	4,443
	Pittsburgh PA School Dist. GO	5.500%	9/1/18 (4)	2,880	3,235
3	Pittsburgh PA Water & Sewer Auth. Rev.	7.250%	9/1/14 (3)(ETM)	21,470	23,955
	Pittsburgh PA Water & Sewer Auth. Rev.	0.000%	9/1/27 (3)	12,765	5,082
	Pittsburgh PA Water & Sewer Auth. Rev.	0.000%	9/1/28 (3)	8,965	3,396
	Pittsburgh PA Water & Sewer Auth. Rev.	0.000%	9/1/29 (3)	31,755	11,444
	Pocono Mountain PA School Dist. GO	5.000%	9/1/31 (4)	9,000	9,475
	Radnor Township PA GO	5.000%	11/1/37 (1)	4,910	5,074
	Radnor Township PA School Dist.	5.000%	8/15/15 (4)(Prere.)	835	895
	Radnor Township PA School Dist.	5.000%	2/15/35 (4)	1,665	1,739
	Reading PA School Dist. GO	0.000%	1/15/15 (3)	9,260	6,410
	Reading PA School Dist. GO	0.000%	1/15/16 (3)	9,270	6,054
	Reading PA School Dist. GO	0.000%	1/15/28 (3)	10,000	3,899
	Reading PA School Dist. GO	5.000%	1/15/29 (4)	6,120	6,421
	Sayre PA Health Care Fac. Auth. Rev.
	(Guthrie Health Care System)	5.750%	12/1/11 (Prere.)	2,225	2,409
	Sayre PA Health Care Fac. Auth. Rev.
	(Guthrie Health Care System)	5.875%	12/1/11 (Prere.)	9,660	10,506
	Sayre PA Health Care Fac. Auth. Rev.
	(Guthrie Health Care System)	6.250%	12/1/11 (Prere.)	1,480	1,632
	Sayre PA Health Care Fac. Auth. Rev.
	(Guthrie Health Care System)	6.250%	12/1/11 (Prere.)	1,425	1,572
	Sayre PA Health Care Fac. Auth. Rev.
	(Guthrie Health Care System)	6.250%	12/1/11 (Prere.)	4,915	5,421
	Sayre PA Health Care Fac. Auth. Rev.
	(Guthrie Health Care System)	6.250%	12/1/11 (Prere.)	1,850	2,040
	Sayre PA Health Care Fac. Auth. Rev.
	(Guthrie Health Care System)	6.250%	12/1/11 (Prere.)	1,515	1,671
	Sayre PA Health Care Fac. Auth. Rev.
	(Guthrie Health Care System)	6.250%	12/1/11 (Prere.)	2,390	2,636
	Sayre PA Health Care Fac. Auth. Rev.
	(Guthrie Health Care System)	6.250%	12/1/13	520	568
	Sayre PA Health Care Fac. Auth. Rev.
	(Guthrie Health Care System)	6.250%	12/1/14	500	546
	Sayre PA Health Care Fac. Auth. Rev.
	(Guthrie Health Care System)	6.250%	12/1/15	530	577
	Sayre PA Health Care Fac. Auth. Rev.
	(Guthrie Health Care System)	6.250%	12/1/16	835	909
	Sayre PA Health Care Fac. Auth. Rev.
	(Guthrie Health Care System)	6.250%	12/1/17	1,725	1,873
	Sayre PA Health Care Fac. Auth. Rev.
	(Guthrie Health Care System)	6.250%	12/1/18	650	705
	Sayre PA Health Care Fac. Auth. Rev.
	(Guthrie Health Care System)	5.750%	12/1/21	775	823
	Sayre PA Health Care Fac. Auth. Rev.
	(Guthrie Health Care System)	5.875%	12/1/31	2,840	3,032

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Scranton PA School Dist. GO	5.250%	6/15/27 (10)	2,750	2,970
Scranton PA School Dist. GO	5.250%	6/15/31 (10)	2,375	2,557
Scranton-Lackawanna PA Health & Welfare Auth. Rev.
(Mercy Health System)	5.625%	1/1/16 (1)	5,490	5,607
Scranton-Lackawanna PA Health & Welfare Auth. Rev.
(Mercy Health System)	5.700%	1/1/23 (1)	9,205	9,401
Shamokin-Coal Township PA	5.000%	7/1/30 (4)	5,700	5,984
Shamokin-Coal Township PA	5.000%	7/1/36 (4)	8,500	8,891
Snyder County PA Higher Educ. Auth. Univ. Rev.
(Susquehanna Univ. Project)	5.000%	1/1/30 (11)	5,000	5,220
Somerset PA Area School Dist. GO	5.000%	3/15/25 (4)	7,090	7,477
South Fork PA Hosp. Auth. Rev.
(Conemaugh Valley Hosp.)	5.625%	7/1/10 (6)	1,640	1,682
South Fork PA Hosp. Auth. Rev.
(Conemaugh Valley Hosp.)	5.750%	7/1/18 (6)	7,000	7,881
St. Mary’s Hosp. Auth. Bucks County PA Rev.
(Catholic Health Initiatives)	5.375%	6/1/08 (Prere.)	2,525	2,589
St. Mary’s Hosp. Auth. Bucks County PA Rev.
(Catholic Health Initiatives)	5.375%	6/1/08 (Prere.)	2,340	2,400
Swarthmore Borough Auth. PA College Rev.	5.000%	9/15/30	21,000	22,065
Uniontown PA Area School Dist. GO	5.500%	10/1/12 (4)(Prere.)	9,950	10,714
Univ. of Pittsburgh of the Commonwealth System
of Higher Educ. Pennsylvania (Univ. Capital Project)	5.250%	6/1/07 (3)(Prere.)	6,995	7,135
Univ. of Pittsburgh of the Commonwealth System
of Higher Educ. Pennsylvania (Univ. Capital Project)
VRDO	3.750%	6/7/07	5,000	5,000
Univ. of Pittsburgh of the Commonwealth System
of Higher Educ. Pennsylvania (Univ. Capital Project)
VRDO	3.760%	6/7/07	13,000	13,000
Univ. of Pittsburgh PA Rev.	5.500%	6/1/07 (1)(Prere.)	11,780	12,016
Univ. of Pittsburgh PA Rev.	5.500%	6/1/07 (1)(Prere.)	5,285	5,391
Warwick PA School Dist. GO	5.375%	8/15/11 (3)(Prere.)	2,435	2,577
Warwick PA School Dist. GO	5.375%	8/15/11 (3)(Prere.)	2,570	2,720
Washington County PA Hosp. Auth. Rev.
(Washington Hosp.)	5.250%	7/1/10 (2)	1,750	1,814
Washington County PA Hosp. Auth. Rev.
(Washington Hosp.)	5.125%	7/1/11 (2)(ETM)	330	346
Washington County PA Hosp. Auth. Rev.
(Washington Hosp.)	5.125%	7/1/11 (2)	1,510	1,572
Washington County PA Hosp. Auth. Rev.
(Washington Hosp.)	5.125%	7/1/12 (2)	1,935	2,038
Washington County PA Hosp. Auth. Rev.
(Washington Hosp.)	5.250%	7/1/13 (2)	2,035	2,170
Washington County PA Hosp. Auth. Rev.
(Washington Hosp.)	5.375%	7/1/14 (2)	1,640	1,772
Washington County PA Hosp. Auth. Rev.
(Washington Hosp.)	5.375%	7/1/15 (2)	2,250	2,441
Washington County PA Hosp. Auth. Rev.
(Washington Hosp.)	5.500%	7/1/16 (2)	2,375	2,615
West Chester PA Area School Dist. GO	5.000%	5/15/28 (1)	7,480	7,837
West Chester PA Area School Dist. GO	5.000%	5/15/29 (1)	7,855	8,230
West Cornwall Township PA Muni. Auth.
College Rev. (Elizabethtown College)	6.000%	12/15/11 (Prere.)	2,650	2,875
West Cornwall Township PA Muni. Auth.
College Rev. (Elizabethtown College)	6.000%	12/15/11 (Prere.)	2,000	2,170
West Jefferson Hills PA School Dist. GO	5.200%	8/1/11 (4)(Prere.)	1,080	1,135

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
West Jefferson Hills PA School Dist. GO	5.200%	8/1/11 (4)(Prere.)	1,020	1,072
West Jefferson Hills PA School Dist. GO	5.200%	8/1/17 (4)	935	981
West Jefferson Hills PA School Dist. GO	5.200%	8/1/18 (4)	980	1,025
Westmoreland County PA Muni. Auth. Rev.	5.250%	8/15/15 (4)(Prere.)	3,490	3,802
Westmoreland County PA Muni. Auth. Rev.	6.125%	7/1/17 (1)(ETM)	8,205	9,227
Westmoreland County PA Muni. Auth.
Service Water Rev.	0.000%	8/15/15 (3)	5,000	3,553
Westmoreland County PA Muni. Auth.
Service Water Rev.	0.000%	8/15/23 (1)	5,000	2,423
Westmoreland County PA Muni. Auth.
Service Water Rev.	0.000%	8/15/24 (3)	4,000	1,851
Wilkes-Barre PA Finance Auth. Rev.
(Wilkes Univ. Project)	5.000%	3/1/27	2,200	2,229
Wyoming PA Area School Dist.	5.000%	9/1/26 (1)	2,000	2,106
Wyoming PA Area School Dist.	5.000%	9/1/29 (1)	5,125	5,380
York County PA	5.000%	6/1/33 (1)	6,000	6,275
York County PA Solid Waste & Refuse Auth. Rev.	5.500%	12/1/13 (3)	6,750	7,354
York County PA Solid Waste & Refuse Auth. Rev.	5.500%	12/1/14 (3)	4,050	4,449

Outside Pennsylvania:
Puerto Rico Electric Power Auth. Rev.	5.500%	7/1/20	5,300	5,858
Puerto Rico Electric Power Auth. Rev.	5.250%	7/1/21 (1)	5,000	5,559
Puerto Rico Electric Power Auth. Rev.	5.250%	7/1/23 (1)	15,500	17,292
Puerto Rico Electric Power Auth. Rev.	5.000%	7/1/30 (4)	10,900	11,431
Puerto Rico GO	5.500%	7/1/18 (1)	10,000	11,265
Puerto Rico GO	5.500%	7/1/20 (3)	6,000	6,805
Puerto Rico GO	5.500%	7/1/22 (3)	8,960	10,230
Puerto Rico GO	5.500%	7/1/29 (1)	10,000	11,590
Puerto Rico Highway & Transp. Auth. Rev.	5.500%	7/1/19 (1)	17,000	19,232
Puerto Rico Highway & Transp. Auth. Rev.	5.500%	7/1/20 (1)	14,610	16,569
Puerto Rico Highway & Transp. Auth. Rev.	5.500%	7/1/20 (4)	14,155	16,053
Puerto Rico Highway & Transp. Auth. Rev. VRDO	3.630%	6/7/07 (2)	4,300	4,300
Puerto Rico Infrastructure Financing Auth.
Special Tax Rev.	5.500%	7/1/23 (2)	10,000	11,445
Puerto Rico Infrastructure Financing Auth.
Special Tax Rev.	5.500%	7/1/25 (2)	15,000	17,225
Puerto Rico Infrastructure Financing Auth.
Special Tax Rev.	5.500%	7/1/26 (2)	10,000	11,509
Puerto Rico Infrastructure Financing Auth.
Special Tax Rev.	0.000%	7/1/29 (2)	12,150	4,446
Puerto Rico Infrastructure Financing Auth.
Special Tax Rev.	0.000%	7/1/30 (3)	14,905	5,191
Puerto Rico Infrastructure Financing Auth.
Special Tax Rev.	0.000%	7/1/31 (3)	28,695	9,529
Puerto Rico Infrastructure Financing Auth.
Special Tax Rev.	0.000%	7/1/32 (3)	25,000	7,925
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	5.750%	7/1/22	5,000	5,661
Puerto Rico Public Finance Corp.	6.000%	8/1/26	10,875	12,708
Puerto Rico Public Finance Corp.	6.000%	8/1/26 (4)(11)	25,000	30,398
Virgin Islands Public Finance Auth. Rev.	5.000%	10/1/12	2,000	2,084
Virgin Islands Public Finance Auth. Rev.	5.250%	10/1/20	1,750	1,848
Total Municipal Bonds (Cost $2,344,664)				2,411,109

Pennsylvania Long-Term Tax-Exempt Fund

Market
Value•
($000)
Other Assets and Liabilities (1.1%)
Other Assets—Note B	37,637
Liabilities	(10,723)
26,914
Net Assets (100%)	2,438,023

At May 31, 2007, net assets consisted of:[4]
Amount
($000)
Paid-in Capital	2,366,353
Undistributed Net Investment Income	—
Accumulated Net Realized Gains	5,342
Unrealized Appreciation (Depreciation)
Investment Securities	66,445
Futures Contracts	(117)
Net Assets	2,438,023

Investor Shares—Net Assets
Applicable to 58,238,867 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	651,728
Net Asset Value Per Share—Investor Shares	$11.19

Admiral Shares—Net Assets
Applicable to 159,624,575 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,786,295
Net Asset Value Per Share—Admiral Shares	$11.19

•	See Note A in Notes to Financial Statements.
1

Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2007, the value of this security represented 0.7% of net assets.

2	Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of May 31, 2007.
3	Securities with a value of $4,753,000 have been segregated as initial margin for open futures contracts.
4	See Note C in Notes to Financial Statements for the tax-basis components of net assets.

For a key to abbreviations and other references, see page 39.

Pennsylvania Long-Term Tax-Exempt Fund

Key to Abbreviations

ARS—Auction Rate Security.

BAN—Bond Anticipation Note.

COP—Certificate of Participation.

CP—Commercial Paper.

FR—Floating Rate.

GAN—Grant Anticipation Note.

GO—General Obligation Bond.

IDA—Industrial Development Authority Bond.

IDR—Industrial Development Revenue Bond.

PCR—Pollution Control Revenue Bond.

PUT—Put Option Obligation.

RAN—Revenue Anticipation Note.

TAN—Tax Anticipation Note.

TOB—Tender Option Bond.

TRAN—Tax Revenue Anticipation Note.

UFSD—Union Free School District.

USD—United School District.

VRDO—Variable Rate Demand Obligation.

(ETM)—Escrowed to Maturity.

(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:

(1) MBIA (Municipal Bond Insurance Association).

(2) AMBAC (Ambac Assurance Corporation).

(3) FGIC (Financial Guaranty Insurance Company).

(4) FSA (Financial Security Assurance).

(5) BIGI (Bond Investors Guaranty Insurance).

(6) Connie Lee Inc.

(7) FHA (Federal Housing Authority).

(8) CapMAC (Capital Markets Assurance Corporation).

(9) American Capital Access Financial Guaranty Corporation.

(10) XL Capital Assurance Inc.

(11) CIFG (CDC IXIS Financial Guaranty).

The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

Pennsylvania Long-Term Tax-Exempt Fund

Statement of Operations

Six Months Ended
May 31, 2007
($000)
Investment Income
Income
Interest	55,595
Total Income	55,595
Expenses
The Vanguard Group—Note B
Investment Advisory Services	104
Management and Administrative
Investor Shares	357
Admiral Shares	430
Marketing and Distribution
Investor Shares	88
Admiral Shares	144
Custodian Fees	10
Shareholders’ Reports
Investor Shares	7
Admiral Shares	3
Trustees’ Fees and Expenses	1
Total Expenses	1,144
Net Investment Income	54,451
Realized Net Gain (Loss)
Investment Securities Sold	5,253
Futures Contracts	2,666
Realized Net Gain (Loss)	7,919
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(59,609)
Futures Contracts	(117)
Change in Unrealized Appreciation (Depreciation)	(59,726)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,644

Pennsylvania Long-Term Tax-Exempt Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	May 31,	November 30,
	2007	2006
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	54,451	106,289
Realized Net Gain (Loss)	7,919	8,417
Change in Unrealized Appreciation (Depreciation)	(59,726)	29,680
Net Increase (Decrease) in Net Assets Resulting from Operations	2,644	144,386
Distributions
Net Investment Income
Investor Shares	(14,804)	(30,951)
Admiral Shares	(39,647)	(75,338)
Realized Capital Gain
Investor Shares	(2,230)	(1,764)
Admiral Shares	(5,767)	(3,991)
Total Distributions	(62,448)	(112,044)
Capital Share Transactions—Note E
Investor Shares	441	(45,718)
Admiral Shares	107,220	122,414
Net Increase (Decrease) from Capital Share Transactions	107,661	76,696
Total Increase (Decrease)	47,857	109,038
Net Assets
Beginning of Period	2,390,166	2,281,128
End of Period	2,438,023	2,390,166

Pennsylvania Long-Term Tax-Exempt Fund

Financial Highlights

Investor Shares

	Six Months
	Ended
For a Share Outstanding	May 31,		Year Ended November 30,
Throughout Each Period	2007	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$11.47	$11.32	$11.53	$11.74	$11.49	$11.36
Investment Operations
Net Investment Income	.254	.513	.520	.528	.516	.550
Net Realized and Unrealized Gain (Loss)
on Investments	(.242)	.179	(.165)	(.148)	.307	.170
Total from Investment Operations	.012	.692	.355	.380	.823	.720
Distributions
Dividends from Net Investment Income	(.254)	(.513)	(.520)	(.528)	(.516)	(.550)
Distributions from Realized Capital Gains	(.038)	(.029)	(.045)	(.062)	(.057)	(.040)
Total Distributions	(.292)	(.542)	(.565)	(.590)	(.573)	(.590)
Net Asset Value, End of Period	$11.19	$11.47	$11.32	$11.53	$11.74	$11.49

Total Return	0.11%	6.30%	3.10%	3.32%	7.30%	6.49%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$652	$668	$705	$1,444	$1,523	$1,598
Ratio of Total Expenses to
Average Net Assets	0.15%*	0.16%	0.16%	0.14%	0.17%	0.18%
Ratio of Net Investment Income to
Average Net Assets	4.49%*	4.55%	4.51%	4.54%	4.42%	4.81%
Portfolio Turnover Rate	15%*	17%	14%	12%	11%	15%

Pennsylvania Long-Term Tax-Exempt Fund

Admiral Shares

	Six Months
	Ended
For a Share Outstanding	May 31,		Year Ended November 30,
Throughout Each Period	2007	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$11.47	$11.32	$11.53	$11.74	$11.49	$11.36
Investment Operations
Net Investment Income	.258	.522	.528	.534	.523	.556
Net Realized and Unrealized Gain (Loss)
on Investments	(.242)	.179	(.165)	(.148)	.307	.170
Total from Investment Operations	.016	.701	.363	.386	.830	.726
Distributions
Dividends from Net Investment Income	(.258)	(.522)	(.528)	(.534)	(.523)	(.556)
Distributions from Realized Capital Gains	(.038)	(.029)	(.045)	(.062)	(.057)	(.040)
Total Distributions	(.296)	(.551)	(.573)	(.596)	(.580)	(.596)
Net Asset Value, End of Period	$11.19	$11.47	$11.32	$11.53	$11.74	$11.49

Total Return	0.14%	6.37%	3.18%	3.37%	7.36%	6.54%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,786	$1,722	$1,577	$828	$850	$827
Ratio of Total Expenses to
Average Net Assets	0.08%*	0.09%	0.09%	0.09%	0.11%	0.12%
Ratio of Net Investment Income to
Average Net Assets	4.56%*	4.62%	4.58%	4.60%	4.48%	4.86%
Portfolio Turnover Rate	15%*	17%	14%	12%	11%	15%

* Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Long-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard Pennsylvania Long-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the Commonwealth of Pennsylvania. The fund offers two classes of shares, Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, tenure, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the funds’ pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund may use Municipal Bond Index, U.S. Treasury Bond, and U.S. Treasury Note futures contracts, with the objectives of enhancing returns, managing interest-rate risk, maintaining liquidity, diversifying credit risk, and minimizing transaction costs. The fund may purchase or sell futures contracts instead of bonds to take advantage of pricing differentials between the futures contracts and the underlying bonds. The fund may also seek to take advantage of price differences among bond market sectors by simultaneously buying futures (or bonds) of one market sector and selling futures (or bonds) of another sector. Futures contracts may also be used to simulate a fully invested position in the underlying bonds while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Accordingly, no provision for federal income taxes is required in the financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Pennsylvania Long-Term Tax-Exempt Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At May 31, 2007, the fund had contributed capital of $218,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.22% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

The fund had realized losses totaling $2,566,000 through November 30, 2006, which are deferred for tax purposes and reduce the amount of unrealized appreciation of investment securities for tax purposes.

At May 31, 2007, the cost of investment securities for tax purposes was $2,347,230,000. Net unrealized appreciation of investment securities for tax purposes was $63,879,000, consisting of unrealized gains of $71,530,000 on securities that had risen in value since their purchase and $7,651,000 in unrealized losses on securities that had fallen in value since their purchase.

At May 31, 2007, the aggregate settlement value of open futures contracts expiring in September 2007 and the related unrealized appreciation (depreciation) were:

			($000)
	Number of	Aggregate	Unrealized
	Long (Short)	Settlement	Appreciation
Futures Contracts	Contracts	Value	(Depreciation)
5-Year U.S. Treasury Note	522	54,516	(161)
30-Year U.S. Treasury Bond	(276)	30,119	44

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. During the six months ended May 31, 2007, the fund purchased $223,309,000 of investment securities and sold $178,606,000 of investment securities, other than temporary cash investments.

Pennsylvania Long-Term Tax-Exempt Fund

E. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	May 31, 2007		November 30, 2006
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	74,575	6,589	136,644	12,098
Issued in Lieu of Cash Distributions	12,872	1,139	24,026	2,127
Redeemed	(87,006)	(7,692)	(206,388)	(18,287)
Net Increase (Decrease)—Investor Shares	441	36	(45,718)	(4,062)
Admiral Shares
Issued	173,556	15,341	277,149	24,558
Issued in Lieu of Cash Distributions	31,759	2,810	54,925	4,863
Redeemed	(98,095)	(8,666)	(209,660)	(18,598)
Net Increase (Decrease)—Admiral Shares	107,220	9,485	122,414	10,823

F. In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements. FIN 48 will be effective for the fund’s fiscal year beginning December 1, 2007. Management is in the process of analyzing the fund’s tax positions for purposes of implementing FIN 48; based on the analysis completed to date, management does not believe the adoption of FIN 48 will result in any material impact to the fund’s financial statements.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended May 31, 2007
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Pennsylvania Tax-Exempt Fund	11/30/2006	5/31/2007	Period[1]
Based on Actual Fund Return
Money Market	$1,000.00	$1,018.04	$0.50
Long-Term
Investor Shares	1,000.00	1,001.18	0.75
Admiral Shares	1,000.00	1,001.43	0.40
Based on Hypothetical 5% Yearly Return
Money Market	$1,000.00	$1,024.43	$0.50
Long-Term
Investor Shares	1,000.00	1,024.18	0.76
Admiral Shares	1,000.00	1,024.53	0.40

1

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are: for the Pennsylvania Tax-Exempt Money Market Fund, 0.10%; for the Pennsylvania Long-Term Tax-Exempt Fund, 0.15% for Investor Shares and 0.08% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any account service fee described in the prospectus. If such a fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Pennsylvania Tax-Exempt Money Market Fund and Vanguard Pennsylvania Long-Term Tax-Exempt Fund has renewed the funds’ investment advisory arrangement with The Vanguard Group, Inc. Vanguard—through its Fixed Income Group—serves as the investment advisor for the funds. The board determined that continuing the funds’ internalized management structure was in the best interests of the funds and their shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board considered the quality of the funds’ investment management over both short- and long-term periods, and took into account the organizational depth and stability of the advisor. Vanguard has been managing investments for more than two decades. George U. Sauter, Vanguard managing director and chief investment officer, has been in the investment management business since 1985. Robert F. Auwaerter, principal in charge of the Fixed Income Group, has been in the investment management business since 1978. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the funds, including any periods of outperformance or underperformance of relevant benchmarks and peer groups. The board concluded that the funds have performed in line with expectations, and that their results have been consistent with their investment strategies. Information about the funds’ most recent performance can be found in the Performance Summary sections of this report.

Cost

The board concluded that the funds’ expense ratios were far below the average expense ratios charged by funds in their respective peer groups. Each fund’s advisory expense ratio was also well below its peer-group average. Information about the funds’ expense ratios appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements sections.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale

The board concluded that the funds’ low-cost arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Glossary

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Effective Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid, taking into consideration the possibility that the issuer may call the bond before its maturity date. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average effective maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Average Quality. An indicator of credit risk, this figure is the average of the ratings assigned to a fund’s holdings by credit-rating agencies. The agencies make their judgment after appraising an issuer’s ability to meet its obligations. Quality is graded on a scale, with AAA indicating the most creditworthy bond issuers and MIG-1, A-1+, SP-1+, and F-1+ indicating the most creditworthy issuers of money market securities.

Average Weighted Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid. The figure reflects the proportion of fund assets represented by each security.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. A fund’s beta should be reviewed in conjunction with its R-squared (see definition below). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Yield. A snapshot of a fund’s interest income. The yield, expressed as a percentage of the fund’s net asset value, is based on income earned over the past 30 days (7 days for money market funds) and is annualized, or projected forward for the coming year.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

This page intentionally left blank.

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds. Among board members’ responsibilities are selecting investment advisors for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

Each trustee serves a fund until its termination; or until the trustee’s retirement, resignation, or death; or otherwise as specified in the fund’s organizational documents. Any trustee may be removed at a shareholders’ meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

Chairman of the Board, Chief Executive Officer, and Trustee

John J. Brennan[1]
Born 1954	Principal Occupation(s) During the Past Five Years: Chairman of the Board,
Trustee since May 1987;	Chief Executive Officer, and Director/Trustee of The Vanguard Group, Inc.,
Chairman of the Board and	and of each of the investment companies served by The Vanguard Group.
Chief Executive Officer
147 Vanguard Funds Overseen

Independent Trustees

Charles D. Ellis
Born 1937	Principal Occupation(s) During the Past Five Years: Applecore Partners (pro
Trustee since January 2001	bono ventures in education); Senior Advisor to Greenwich Associates
147 Vanguard Funds	(international business strategy consulting); Successor Trustee of Yale
Overseen	University; Overseer of the Stern School of Business at New York
University; Trustee of the Whitehead Institute for Biomedical Research.
Rajiv L. Gupta
Born 1945	Principal Occupation(s) During the Past Five Years: Chairman and Chief
Trustee since December 2001[2]	Executive Officer of Rohm and Haas Co. (chemicals); Board Member of the
147 Vanguard Funds	American Chemistry Council;Director of Tyco International, Ltd. (diversified
Overseen	manufacturing and services) since 2005;Trustee of Drexel University and of the Chemical Heritage Foundation.
Amy Gutmann
Born 1949	Principal Occupation(s) During the Past Five Years: President of the
Trustee since June 2006	University of Pennsylvania since 2004; Professor in the School of Arts and
147 Vanguard Funds Overseen	Sciences, Annenberg School for Communication, and Graduate School of
Education of the University of Pennsylvania since 2004; Provost (2001–
2004) and Laurance S. Rockefeller Professor of Politics and the University
Center for Human Values (1990–2004), Princeton University; Director of
Carnegie Corporation of New York since 2005 and of Schuylkill River
Development Corporation and Greater Philadelphia Chamber of Commerce
since 2004.

JoAnn Heffernan Heisen
Born 1950	Principal Occupation(s) During the Past Five Years: Corporate Vice President
Trustee since July 1998	and Chief Global Diversity Officer since 2006, Vice President and Chief
147 Vanguard Funds Overseen	Information Officer (1997–2005), and Member of the Executive Committee of
Johnson &Johnson (pharmaceuticals/consumer products); Director of the
University Medical Center at Princeton and Women’s Research and Education
Institute.
André F. Perold
Born 1952	Principal Occupation(s) During the Past Five Years: George Gund Professor of
Trustee since December 2004	Finance and Banking, Harvard Business School; Senior Associate Dean, Director
147 Vanguard Funds Overseen	of Faculty Recruiting, and Chair of Finance Faculty, Harvard Business School;
Director and Chairman of UNX, Inc. (equities trading firm) since 2003; Chair of the Investment Committee of HighVista Strategies LLC (private investment firm)
since 2005.
Alfred M. Rankin, Jr.
Born 1941	Principal Occupation(s) During the Past Five Years: Chairman, President, Chief
Trustee since January 1993	Executive Officer, and Director of NACCO Industries, Inc. (forklift
147 Vanguard Funds Overseen	trucks/housewares/lignite); Director of Goodrich Corporation (industrial products/aircraft systems and services).

J. Lawrence Wilson
Born 1936	Principal Occupation(s) During the Past Five Years: Retired Chairman and Chief
Trustee since April 1985	Executive Officer of Rohm and Haas Co. (chemicals); Director of Cummins Inc.
147 Vanguard Funds Overseen	(diesel engines) and AmerisourceBergen Corp. (pharmaceutical distribution);
Trustee of Vanderbilt University and of Culver Educational Foundation.

Executive Officers[1]

Heidi Stam
Born 1956	Principal Occupation(s) During the Past Five Years: Managing Director of The
Secretary since July 2005	Vanguard Group, Inc., since 2006; General Counsel of The Vanguard Group
147 Vanguard Funds Overseen	since 2005; Secretary of The Vanguard Group, and of each of the investment companies served by The Vanguard Group, since 2005; Principal of The
Vanguard Group (1997–2006).
Thomas J. Higgins
Born 1957	Principal Occupation(s) During the Past Five Years: Principal of The Vanguard
Treasurer since July 1998	Group, Inc.;Treasurer of each of the investment companies served by The
147 Vanguard Funds Overseen	Vanguard Group.

Vanguard Senior Management Team

R. Gregory Barton	Kathleen C. Gubanich	Michael S. Miller
Mortimer J. Buckley	Paul A. Heller	Ralph K. Packard
James H. Gately	F. William McNabb, III	George U. Sauter

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1	Officers of the funds are “interested persons” as defined in the Investment Company Act of 1940.
2	December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

More information about the trustees is in the Statement of Additional Information, available from The Vanguard Group.

P.O. Box 2600

Valley Forge, PA 19482-2600

Connect with Vanguard® > www.vanguard.com

Fund Information > 800-662-7447	Vanguard, Admiral, Connect with Vanguard, and the ship
logo are trademarks of The Vanguard Group, Inc.
Direct Investor Account Services > 800-662-2739

All other marks are the exclusive property of their
Institutional Investor Services > 800-523-1036	respective owners.

Text Telephone for People	All comparative mutual fund data are from Lipper Inc.
with Hearing Impairment > 800-952-3335	or Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting our website, www.vanguard.com,
and searching for “proxy voting guidelines,” or by calling
This material may be used in conjunction	Vanguard at 800-662-2739. They are also available from
with the offering of shares of any Vanguard	the SEC’s website, www.sec.gov. In addition, you may
fund only if preceded or accompanied by	obtain a free report on how your fund voted the proxies
the fund’s current prospectus.	for securities it owned during the 12 months ended
June 30. To get the report, visit either
www.vanguard.com or www.sec.gov.

You can review and copy information about your fund
at the SEC’s Public Reference Room in Washington,
D.C.To find out more about this public service, call the
SEC at 202-551-8090. Information about your fund is
also available on the SEC’s website, and you can
receive copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-0102.

© 2007 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q772 072007

Item 2: Not Applicable

Item 3: Not Applicable

Item 4: Not Applicable

Item 5: Not applicable.

Item 6: Not applicable.

Item 7: Not applicable.

Item 8: Not applicable.

Item 9: Not applicable.

Item 10: Not applicable.

Item 11: Controls and Procedures

        (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

        (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant‘s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

        Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD PENNSYLVANIA TAX-FREE FUNDS
BY:	(signature)
(HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	July 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD PENNSYLVANIA TAX-FREE FUNDS
BY:	(signature)
(HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	July 20, 2007

VANGUARD PENNSYLVANIA TAX-FREE FUNDS
BY:	(signature)
(HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	July 20, 2007

*By Power of Attorney. See File Number 002-65955-99, filed on July 27, 2006. Incorporated by Reference.